UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
November 30, 2022 (Unaudited)
Columbia Multi Strategy Alternatives Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Multi Strategy Alternatives Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Multi Strategy Alternatives Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with absolute (positive) returns over a complete market cycle.
Portfolio management
Columbia Management Investment Advisers, LLC
Marc Khalamayzer, CFA
Joshua Kutin, CFA
Matthew Ferrelli, CFA
Dan Boncarosky, CFA
Brian Virginia
Corey Lorenzen, CFA
Jason Callan
Tom Heuer, CFA
Ryan Osborn, CFA
AQR Capital Management, LLC
Jordan Brooks, Ph.D.
Jonathan Fader
Lars Nielsen
Yao Hua Ooi
PGIM Quantitative Solutions LLC
Marco Aiolfi, Ph.D.
Edward Tostanoski III, CFA
Average annual total returns (%) (for the period ended November 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	01/28/15	0.50	1.82	-5.34	-3.74
	Including sales charges		-5.28	-4.03	-6.46	-4.46
Advisor Class		01/28/15	0.67	2.10	-5.09	-3.49
Class C	Excluding sales charges	01/28/15	0.11	1.05	-6.07	-4.45
	Including sales charges		-0.89	0.05	-6.07	-4.45
Institutional Class		01/28/15	0.60	2.03	-5.11	-3.51
Institutional 2 Class		01/28/15	0.63	2.11	-5.05	-3.43
Institutional 3 Class		01/28/15	0.67	2.16	-4.99	-3.37
Class R		01/28/15	0.36	1.54	-5.57	-3.98
FTSE One-Month U.S. Treasury Bill Index			1.08	1.14	1.15	0.85
HFRX Global Hedge Fund Index			-1.07	-3.89	1.57	1.52
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2022)
Asset-Backed Securities — Non-Agency	3.6
Commercial Mortgage-Backed Securities - Agency	0.1
Commercial Mortgage-Backed Securities - Non-Agency	3.8
Money Market Funds(a)	36.4
Options Purchased Calls	0.6
Residential Mortgage-Backed Securities - Agency	25.7
Residential Mortgage-Backed Securities - Non-Agency	12.1
Treasury Bills	17.7
Total	100.0

(a)	Includes investments in Money Market Funds which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its principal investment strategies. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at November 30, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	381.7	(471.6)	(89.9)
Commodities Derivative Contracts	11.6	(22.3)	(10.7)
Equity Derivative Contracts	99.7	(114.6)	(14.9)
Foreign Currency Derivative Contracts	775.6	(760.1)	15.5
Total Notional Market Value of Derivative Contracts	1,268.6	(1,368.6)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2022 — November 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.00	1,018.55	6.53	6.58	1.30
Advisor Class	1,000.00	1,000.00	1,006.70	1,019.75	5.33	5.37	1.06
Class C	1,000.00	1,000.00	1,001.10	1,014.79	10.28	10.35	2.05
Institutional Class	1,000.00	1,000.00	1,006.00	1,019.80	5.28	5.32	1.05
Institutional 2 Class	1,000.00	1,000.00	1,006.30	1,020.00	5.08	5.11	1.01
Institutional 3 Class	1,000.00	1,000.00	1,006.70	1,020.26	4.83	4.86	0.96
Class R	1,000.00	1,000.00	1,003.60	1,017.30	7.79	7.84	1.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	5

Consolidated Portfolio of Investments
November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	10.949%	1,500,000	1,280,107
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	12.193%	900,000	858,027
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	10.493%	1,000,000	876,418
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	5.693%	3,100,000	3,001,504
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	590,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	855,000
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	782,983
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	686,451
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	191,250
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	1,150,000	1,112,625
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	907,500
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,000,000	1,888,781
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	545,596	525,794
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	454,062
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	10.198%	500,000	478,708
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	5.975%	7,000,000	6,792,583
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	90,164
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	10.493%	750,000	657,120
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	141,662	138,829
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	415,706
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	6,888
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	224,359
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	474,587	441,067
Series 2021-5 Class A
08/15/2029	1.530%	245,427	235,981
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	800,000	777,146
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	11.807%	1,000,000	943,564
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	112,617	112,616
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	776,592	682,275
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	10.329%	1,000,000	881,864
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,106,022	2,102,219
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	925,667
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	284,742	270,367
Series 2021-ST7 Class A
09/20/2029	1.850%	229,489	213,245
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	1,017,432
Total Asset-Backed Securities — Non-Agency (Cost $35,675,154)			31,418,302

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.834%	1,349,713	79,476
Series 2019-109 Class IO
04/16/2060	0.804%	2,451,761	141,327
Series 2019-131 Class IO
07/16/2061	0.802%	2,711,194	153,215
Series 2020-19 Class IO
12/16/2061	0.699%	1,756,527	95,426
Series 2020-3 Class IO
02/16/2062	0.624%	2,000,845	97,079
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,467,464)			566,523

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	415,867
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	5.576%	2,065,000	1,941,060
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	5.475%	1,250,000	1,206,762
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	4.875%	207,394	198,903
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	6.413%	300,000	280,361
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	7.063%	1,000,000	934,049
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.126%	3,000,000	2,887,491
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	6.276%	1,000,000	923,755
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	7.775%	100,000	90,513
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	845,175
BXP Trust(a),(f)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	1,500,000	913,027
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	6.596%	900,000	825,653
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	7.292%	1,350,000	1,223,882
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	7.368%	638,944	606,984
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	1,893,963

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	7

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	3,035,465
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	437,529
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	3,000,000	2,540,043
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,700,000	1,567,693
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	331,130	274,290
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	514,299
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	517,397
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	935,464
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,274,290
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	483,418
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	4.750%	1,000,000	970,886
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $35,806,742)			32,738,219

Residential Mortgage-Backed Securities - Agency 29.0%

Fannie Mae REMICS(b),(g)
CMO Series 2017-81 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2047	2.184%	2,196,933	256,278
Federal Home Loan Mortgage Corp.
05/01/2052- 08/01/2052	3.000%	8,233,067	7,350,043
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	2.484%	754,835	92,318
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	2.064%	1,344,162	197,639
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	2.034%	1,926,881	292,810
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	2.127%	3,928,192	391,197
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,848,334	542,533
Federal National Mortgage Association
04/01/2052	3.500%	5,743,060	5,265,167
05/01/2052	3.000%	4,892,248	4,343,483
08/01/2052	4.000%	11,830,091	11,294,083
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.984%	14,541,912	2,271,724
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	0.984%	3,086,125	282,586
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	8.971%	800,000	601,555
Government National Mortgage Association(b),(g)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	2.111%	2,269,850	254,391

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	0.000%	20,648,824	472,474
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	0.000%	2,309,294	61,724
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	2.161%	2,823,149	320,692
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	2.161%	8,262,801	857,779
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	2.261%	1,480,788	173,097
CMO Series 2020-133 Class DS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	2.361%	5,840,584	685,663
CMO Series 2020-78 Class SD
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2050	2.211%	2,506,312	272,963
CMO Series 2021-117 Class HS
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	2.361%	2,523,395	305,599
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	0.000%	7,920,151	78,488
CMO Series 2021-122 Class SG
1-month USD LIBOR + 6.300% Cap 6.300% 07/20/2051	2.361%	4,051,216	462,851
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	2.361%	5,230,831	669,536
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	2.361%	3,927,265	528,906
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	6,079,215	56,604
CMO Series 2021-161 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	2.361%	3,523,276	487,822
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	21,830,400	124,202
CMO Series 2021-42 Class SD
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	2.361%	3,777,231	519,266
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,678,707	59,727
CMO Series 2021-97 Class CS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 06/20/2051	2.361%	3,629,600	438,095
Government National Mortgage Association(g)
CMO Series 2020-104 Class IY
07/20/2050	3.000%	2,635,792	389,786
CMO Series 2020-129 Class GI
09/20/2050	3.000%	2,623,001	397,350
CMO Series 2020-129 Class YI
09/20/2050	2.500%	3,287,745	426,946
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,888,910	648,379
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,199,078	486,243
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,342,044	353,549
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,415,135	477,512
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,315,395	364,126

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	9

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,593,985	421,438
CMO Series 2021-160 Class CI
09/20/2051	2.500%	5,183,640	694,143
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,205,583	330,321
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,518,438	697,724
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,839,451	374,211
Government National Mortgage Association TBA(h)
12/20/2052	4.000%	12,000,000	11,453,906
12/20/2052	5.500%	17,000,000	17,201,620
Uniform Mortgage-Backed Security TBA(h)
12/13/2052	4.000%	44,000,000	41,605,781
12/13/2052	4.500%	75,000,000	72,996,094
12/13/2052	5.000%	33,000,000	32,835,000
Total Residential Mortgage-Backed Securities - Agency (Cost $225,996,617)			222,165,424

Residential Mortgage-Backed Securities - Non-Agency 13.7%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	804,395	744,838
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-C Class A
01/25/2061	2.115%	315,282	295,608
Angel Oak Mortgage Trust(a),(f)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	407,577	315,047
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,601,578
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	5.794%	48,271	48,186
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	6.544%	183,483	183,037
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	10.044%	1,700,000	1,715,860
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	8.894%	650,000	634,999
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	7.644%	237,095	236,807
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	7.894%	950,000	892,231
BRAVO Residential Funding Trust(a),(f)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	267,677
CMO Series 2020-NQM1 Class B2
05/25/2060	5.667%	430,000	396,297
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	158,143
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	234,639
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	5.187%	338,000	330,840
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	5.187%	353,000	344,845
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	250,444	250,708
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	3,000,000	3,000,000
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	1,875,000	1,785,328
CIM Trust(a),(f)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	511,192	468,012
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	176,350
CMO Series 2021-3 Class A3
09/27/2066	1.419%	603,180	452,517
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	257,635
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	101,160

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	6.166%	343,241	330,545
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% 07/25/2031	8.366%	950,000	923,997
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.021%	1,200,000	1,014,696
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.521%	3,500,000	2,969,426
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	11.171%	2,600,000	2,270,423
Subordinated CMO Series 2022-R03 Class 1B1
30-day Average SOFR + 6.250% 03/25/2042	9.771%	200,000	201,901
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	8.771%	900,000	874,030
Subordinated CMO Series 2022-R04 Class 1B2
30-day Average SOFR + 9.500% 03/25/2042	13.021%	950,000	906,044
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	15.521%	550,000	568,218
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	1,898,915	1,795,469
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.447%	1,435,667	1,413,989
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	429,922	403,847
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	5.744%	1,825,512	1,811,668
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	5.844%	481,252	463,827
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	7.344%	1,500,000	1,429,410
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.721%	1,100,000	910,260
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	7.016%	1,250,000	1,179,692
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.771%	800,000	750,606
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	10.016%	1,578,370	1,667,576
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.171%	1,000,000	820,145
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	6.366%	1,942,000	1,772,022
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	9.766%	1,000,000	1,022,889
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	9.266%	2,400,000	2,445,695
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.271%	1,750,000	1,314,587
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.021%	3,250,000	2,484,241
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.047%	900,000	756,304
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	10.621%	1,650,000	1,303,723
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.671%	744,842	742,050
Subordinated CMO Series 2022-HQA1 Class B2
30-day Average SOFR + 11.000% 03/25/2042	14.521%	1,440,000	1,263,429
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	8.116%	1,500,000	1,510,866

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	11

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	9.116%	1,614,003	1,661,418
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	10.921%	1,800,000	1,694,561
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	10.797%	2,950,000	2,466,282
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	12.021%	1,560,000	1,305,089
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	482,708
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	5.897%	2,000,000	1,838,568
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	7.947%	500,000	395,054
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	694,235	624,811
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	7.016%	641,687	639,028
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	8.194%	110,962	110,830
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	9.294%	1,200,000	1,198,501
Homeward Opportunities Fund I Trust(a),(f)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	222,677
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	801,223	799,005
Imperial Fund Mortgage Trust(a),(f)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	500,000	314,998
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	403,200	347,981
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	751,082	647,268
Loan Revolving Advance Investment Trust(a),(b),(d),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	6.623%	815,976	815,976
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	623,299	532,726
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	6.894%	3,017,857	3,006,649
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	9.266%	1,000,000	996,170
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	7.471%	500,000	451,343
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	6.805%	717,449	678,850
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	6.366%	500,000	471,149
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	6.894%	2,750,000	2,667,723
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	6.694%	4,250,000	4,056,241
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	988,148	943,761
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,000,000	822,619
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	334,061

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	178,717
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	711,263	648,289
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	2,728,973
CMO Series 2021-10 Class A1
10/25/2026	2.487%	926,522	816,132
CMO Series 2021-3 Class A1
04/25/2026	1.867%	712,086	625,915
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	552,548
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,298,226	1,147,881
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	823,351	740,994
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	400,000	350,299
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	440,240	398,027
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	626,525
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,906,855	1,649,653
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	193,156
CMO Series 2021-3 Class A1
06/25/2056	1.127%	339,579	271,656
Stonnington Mortgage Trust(a),(d),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	242,374	242,374
Toorak Mortgage Corp., Ltd.(a),(d),(e),(f)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	1,400,000	1,379,000
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	800,000	762,447
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	7.444%	94,735	94,539
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	8.544%	1,500,000	1,409,936
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	11.544%	650,000	588,267
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	243,129
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	960,106	861,980
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	717,955	664,317
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	550,000	508,486
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	150,000	137,029
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	138,204
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,033,683	1,023,437
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	392,356
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	150,000	116,849
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	237,195
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	186,330
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	153,303
Visio Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	160,822
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	80,453
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.353%	800,000	709,068
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $114,098,851)			104,758,250

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	13

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Treasury Bills 20.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 20.1%
U.S. Treasury Bills(i)
07/13/2023	4.550%	89,000,000	86,572,262
U.S. Treasury Bills
11/02/2023	4.730%	70,000,000	67,073,458
Total			153,645,720
Total Treasury Bills (Cost $154,300,017)			153,645,720

Options Purchased Calls 0.7%
Value ($)
(Cost $6,342,020)	5,443,966
Money Market Funds 41.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(j),(k)	315,735,117	315,608,823
Total Money Market Funds (Cost $315,600,197)		315,608,823
Total Investments in Securities (Cost: $889,287,062)		866,345,227
Other Assets & Liabilities, Net		(100,860,874)
Net Assets		765,484,353

At November 30, 2022, securities and/or cash totaling $104,684,374 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
106,760,000 AUD	68,110,742 USD	Barclays	12/07/2022	—	(4,370,046)
9,320,025,000 JPY	65,972,903 USD	Barclays	12/07/2022	—	(1,569,355)
121,301,000 NZD	74,964,341 USD	Barclays	12/07/2022	—	(1,479,751)
707,625,000 SEK	67,703,319 USD	Barclays	12/07/2022	293,910	—
786,658,000 SEK	70,086,736 USD	Barclays	12/07/2022	—	(4,851,470)
71,395,249 USD	106,760,000 AUD	Barclays	12/07/2022	1,085,538	—
67,340,929 USD	9,320,025,000 JPY	Barclays	12/07/2022	201,329	—
68,992,745 USD	121,301,000 NZD	Barclays	12/07/2022	7,451,348	—
135,842,966 USD	1,494,283,000 SEK	Barclays	12/07/2022	6,504,645	—
90,996,000 CAD	66,602,745 USD	Citi	12/07/2022	—	(1,051,439)
71,600,000 EUR	70,745,798 USD	Citi	12/07/2022	—	(3,796,366)
665,000 GBP	801,571 USD	Citi	12/07/2022	—	(89)
66,380,706 USD	90,996,000 CAD	Citi	12/07/2022	1,273,477	—
7,426,421 USD	7,327,000 EUR	Citi	12/07/2022	201,657	—
751,015 USD	719,000 EUR	Citi	12/07/2022	—	(2,470)
65,479,362 USD	55,748,000 GBP	Citi	12/07/2022	1,725,038	—
4,590,000 AUD	3,127,666 USD	Citi	12/21/2022	9,354	—
110,991,999 AUD	71,943,973 USD	Citi	12/21/2022	—	(3,460,735)
23,936,000 BRL	4,604,410 USD	Citi	12/21/2022	8,845	—
117,974,666 BRL	22,141,664 USD	Citi	12/21/2022	—	(508,752)
64,851,000 CAD	49,014,488 USD	Citi	12/21/2022	785,338	—
25,628,000 CAD	18,844,964 USD	Citi	12/21/2022	—	(214,367)
108,497,000 CHF	111,748,687 USD	Citi	12/21/2022	—	(3,235,044)
1,300,000,000 CLP	1,459,897 USD	Citi	12/21/2022	4,645	—
6,417,628,428 CLP	6,818,728 USD	Citi	12/21/2022	—	(365,326)
119,041,000 CNH	17,211,567 USD	Citi	12/21/2022	290,563	—
185,233,000 CNH	25,687,896 USD	Citi	12/21/2022	—	(641,926)
9,675,820,000 COP	2,034,119 USD	Citi	12/21/2022	36,295	—
54,985,334,000 COP	11,056,503 USD	Citi	12/21/2022	—	(296,649)
477,852,000 CZK	19,002,366 USD	Citi	12/21/2022	—	(1,405,889)
139,000 EUR	144,973 USD	Citi	12/21/2022	70	—
175,282,500 EUR	175,984,706 USD	Citi	12/21/2022	—	(6,741,750)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,175,999 GBP	3,835,163 USD	Citi	12/21/2022	4,233	—
66,579,000 GBP	75,572,391 USD	Citi	12/21/2022	—	(4,736,042)
5,634,309,250 HUF	13,009,320 USD	Citi	12/21/2022	—	(1,235,160)
77,419,805,249 IDR	4,920,303 USD	Citi	12/21/2022	—	(16,061)
14,742,000 ILS	4,411,966 USD	Citi	12/21/2022	87,063	—
11,659,000 ILS	3,391,562 USD	Citi	12/21/2022	—	(28,872)
730,000,000 INR	9,092,234 USD	Citi	12/21/2022	127,383	—
503,944,284 INR	6,148,891 USD	Citi	12/21/2022	—	(39,856)
3,838,474,750 JPY	28,259,622 USD	Citi	12/21/2022	384,679	—
9,408,217,250 JPY	64,633,626 USD	Citi	12/21/2022	—	(3,688,697)
45,701,313,500 KRW	33,521,772 USD	Citi	12/21/2022	—	(1,379,681)
818,579,500 MXN	40,607,220 USD	Citi	12/21/2022	—	(1,673,287)
41,768,000 NOK	4,256,731 USD	Citi	12/21/2022	12,143	—
675,659,571 NOK	66,058,865 USD	Citi	12/21/2022	—	(2,603,656)
136,810,000 NZD	81,119,032 USD	Citi	12/21/2022	—	(5,118,650)
530,000,000 PHP	8,939,050 USD	Citi	12/21/2022	—	(446,731)
154,451,000 PLN	31,725,537 USD	Citi	12/21/2022	—	(2,518,593)
744,134,000 SEK	68,236,859 USD	Citi	12/21/2022	—	(2,734,130)
19,031,000 SGD	13,596,167 USD	Citi	12/21/2022	—	(390,609)
425,869,000 TWD	14,091,113 USD	Citi	12/21/2022	187,970	—
40,000,000 TWD	1,245,341 USD	Citi	12/21/2022	—	(60,520)
38,364,029 USD	58,917,750 AUD	Citi	12/21/2022	1,662,963	—
54,920,230 USD	79,971,250 AUD	Citi	12/21/2022	—	(590,109)
26,780,429 USD	142,471,749 BRL	Citi	12/21/2022	573,277	—
3,955,507 USD	20,382,583 BRL	Citi	12/21/2022	—	(42,175)
8,605,973 USD	11,725,000 CAD	Citi	12/21/2022	113,813	—
60,052,087 USD	78,754,000 CAD	Citi	12/21/2022	—	(1,483,391)
81,862,332 USD	78,974,142 CHF	Citi	12/21/2022	1,833,452	—
11,973,832 USD	11,274,714 CHF	Citi	12/21/2022	—	(25,035)
10,085,405 USD	9,380,018,000 CLP	Citi	12/21/2022	414,821	—
28,732,983 USD	206,414,000 CNH	Citi	12/21/2022	607,598	—
11,226,309 USD	77,901,000 CNH	Citi	12/21/2022	—	(153,123)
6,240,949 USD	30,699,999,999 COP	Citi	12/21/2022	97,864	—
6,902,339 USD	31,353,821,000 COP	Citi	12/21/2022	—	(428,528)
15,627,561 USD	384,915,428 CZK	Citi	12/21/2022	811,530	—
184,276,235 USD	185,095,500 EUR	Citi	12/21/2022	8,679,962	—
81,473,662 USD	71,343,000 GBP	Citi	12/21/2022	4,581,168	—
14,793,820 USD	6,287,730,000 HUF	Citi	12/21/2022	1,102,618	—
101,562 USD	40,000,000 HUF	Citi	12/21/2022	—	(435)
892,550 USD	14,000,000,000 IDR	Citi	12/21/2022	104	—
5,787,017 USD	89,226,407,000 IDR	Citi	12/21/2022	—	(97,852)
6,344,933 USD	21,955,000 ILS	Citi	12/21/2022	96,068	—
1,341,398 USD	4,446,000 ILS	Citi	12/21/2022	—	(37,062)
3,720,219 USD	310,000,000 INR	Citi	12/21/2022	86,772	—
16,843,241 USD	1,355,870,000 INR	Citi	12/21/2022	—	(192,319)
73,666,132 USD	10,472,262,000 JPY	Citi	12/21/2022	2,383,268	—
4,291,315 USD	583,582,500 JPY	Citi	12/21/2022	—	(53,348)
30,739,916 USD	42,142,920,000 KRW	Citi	12/21/2022	1,444,042	—
44,650,447 USD	905,336,000 MXN	Citi	12/21/2022	2,111,127	—
57,966,010 USD	595,054,001 NOK	Citi	12/21/2022	2,505,135	—
29,920,979 USD	291,252,999 NOK	Citi	12/21/2022	—	(322,989)
76,452,432 USD	131,012,500 NZD	Citi	12/21/2022	6,130,817	—
7,795,059 USD	447,036,000 PHP	Citi	12/21/2022	121,511	—
34,579,249 USD	167,456,000 PLN	Citi	12/21/2022	2,548,287	—
62,331,950 USD	671,134,000 SEK	Citi	12/21/2022	1,676,742	—
6,999,509 USD	73,000,000 SEK	Citi	12/21/2022	—	(37,212)
13,467,889 USD	19,031,000 SGD	Citi	12/21/2022	518,887	—
12,367,069 USD	389,434,500 TWD	Citi	12/21/2022	346,614	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	15

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,420,403 USD	202,613,500 ZAR	Citi	12/21/2022	284,774	—
5,884,415 USD	100,826,500 ZAR	Citi	12/21/2022	—	(59,571)
103,075,000 ZAR	6,022,139 USD	Citi	12/21/2022	67,397	—
163,487,000 ZAR	9,151,861 USD	Citi	12/21/2022	—	(292,940)
48,766,223 USD	45,892,000 CHF	Citi	12/22/2022	—	(123,261)
1,747,000 AUD	1,166,004 USD	Citi	03/15/2023	—	(25,005)
5,347,000 BRL	982,136 USD	Citi	03/15/2023	—	(29,091)
2,026,000 CAD	1,512,144 USD	Citi	03/15/2023	3,524	—
9,018,000 CAD	6,689,265 USD	Citi	03/15/2023	—	(25,809)
6,082,714 CHF	6,514,746 USD	Citi	03/15/2023	5,487	—
20,072,142 CHF	21,293,349 USD	Citi	03/15/2023	—	(186,334)
1,500,000,000 CLP	1,601,846 USD	Citi	03/15/2023	—	(55,195)
42,492,000 CNH	5,950,689 USD	Citi	03/15/2023	—	(128,794)
3,800,000,000 COP	776,444 USD	Citi	03/15/2023	4,554	—
7,599,999,999 COP	1,521,439 USD	Citi	03/15/2023	—	(22,341)
123,915,428 CZK	5,214,005 USD	Citi	03/15/2023	—	(54,344)
5,216,500 EUR	5,416,491 USD	Citi	03/15/2023	—	(54,338)
51,000,000,000 IDR	3,233,735 USD	Citi	03/15/2023	—	(16,597)
18,449,000 ILS	5,398,314 USD	Citi	03/15/2023	—	(45,150)
2,190,847,500 JPY	15,890,503 USD	Citi	03/15/2023	—	(198,047)
6,229,733,000 KRW	4,682,960 USD	Citi	03/15/2023	—	(108,321)
61,000,000 NOK	6,034,557 USD	Citi	03/15/2023	—	(182,752)
5,797,500 NZD	3,609,417 USD	Citi	03/15/2023	—	(48,689)
211,484,000 PHP	3,692,946 USD	Citi	03/15/2023	—	(44,810)
360,134,000 SEK	34,194,467 USD	Citi	03/15/2023	—	(332,235)
1,906,000 SGD	1,386,712 USD	Citi	03/15/2023	—	(15,849)
76,434,500 TWD	2,506,004 USD	Citi	03/15/2023	—	(36,479)
22,521,916 USD	33,525,999 AUD	Citi	03/15/2023	334,285	—
4,021,030 USD	21,970,666 BRL	Citi	03/15/2023	134,070	—
8,491,279 USD	11,335,000 CAD	Citi	03/15/2023	—	(50,898)
1,738,412 USD	1,633,000 CHF	Citi	03/15/2023	9,101	—
2,477,336 USD	2,316,519,428 CLP	Citi	03/15/2023	81,709	—
476,995 USD	2,385,334,000 COP	Citi	03/15/2023	7,536	—
610,405 USD	2,992,667,000 COP	Citi	03/15/2023	—	(2,507)
293,123 USD	7,000,000 CZK	Citi	03/15/2023	4,487	—
20,091,639 USD	19,319,500 EUR	Citi	03/15/2023	169,777	—
7,322,323 USD	6,129,000 GBP	Citi	03/15/2023	86,276	—
3,845,015 USD	3,175,999 GBP	Citi	03/15/2023	—	(5,939)
4,906,952 USD	77,419,805,249 IDR	Citi	03/15/2023	27,167	—
4,784,361 USD	393,944,284 INR	Citi	03/15/2023	27,148	—
4,384,312 USD	600,000,000 JPY	Citi	03/15/2023	21,805	—
3,132,109 USD	4,171,339,500 KRW	Citi	03/15/2023	76,064	—
5,700,765 USD	112,756,500 MXN	Citi	03/15/2023	37,053	—
2,668,225 USD	52,000,000 MXN	Citi	03/15/2023	—	(22,111)
13,664,360 USD	136,659,571 NOK	Citi	03/15/2023	264,407	—
521,360 USD	30,000,000 PHP	Citi	03/15/2023	8,858	—
3,235,438 USD	14,898,000 PLN	Citi	03/15/2023	33,385	—
2,738,566 USD	29,000,000 SEK	Citi	03/15/2023	41,717	—
2,946,584 USD	4,051,000 SGD	Citi	03/15/2023	34,410	—
32,568 USD	1,000,000 TWD	Citi	03/15/2023	695	—
2,629,675 USD	46,189,000 ZAR	Citi	03/15/2023	20,626	—
6,065,686 USD	104,189,000 ZAR	Citi	03/15/2023	—	(87,375)
10,750,000 ZAR	628,332 USD	Citi	03/15/2023	11,502	—
12,750,000 ZAR	726,298 USD	Citi	03/15/2023	—	(5,290)
744,798 USD	301,140,250 HUF	Citi	03/16/2023	294	—
24,902 USD	10,000,000 HUF	Citi	03/16/2023	—	(160)
71,270,000 CHF	71,509,327 USD	Goldman Sachs International	12/07/2022	—	(3,865,001)
691,797,000 SEK	66,339,698 USD	Goldman Sachs International	12/07/2022	438,091	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,718,417 USD	5,002,000 CAD	Goldman Sachs International	12/07/2022	497	—
63,437,207 USD	84,309,000 CAD	Goldman Sachs International	12/07/2022	—	(754,710)
3,837,903 USD	3,813,000 CHF	Goldman Sachs International	12/07/2022	194,682	—
5,097,922 USD	4,818,000 CHF	Goldman Sachs International	12/07/2022	—	(2,461)
8,450,000 AUD	5,499,253 USD	Morgan Stanley	12/21/2022	—	(241,429)
2,985,000 BRL	577,481 USD	Morgan Stanley	12/21/2022	4,379	—
32,235,000 BRL	5,843,842 USD	Morgan Stanley	12/21/2022	—	(345,081)
3,100,000 CAD	2,364,084 USD	Morgan Stanley	12/21/2022	58,640	—
58,650,000 CAD	42,855,441 USD	Morgan Stanley	12/21/2022	—	(762,076)
64,600,000 CHF	66,524,640 USD	Morgan Stanley	12/21/2022	—	(1,937,613)
33,200,000 EUR	33,188,916 USD	Morgan Stanley	12/21/2022	—	(1,421,033)
25,150,000 GBP	28,775,700 USD	Morgan Stanley	12/21/2022	—	(1,560,548)
1,122,595,000 INR	13,695,998 USD	Morgan Stanley	12/21/2022	—	(90,162)
390,000,000 JPY	2,647,859 USD	Morgan Stanley	12/21/2022	—	(184,315)
32,506,575,000 KRW	23,616,313 USD	Morgan Stanley	12/21/2022	—	(1,208,504)
174,020,000 MXN	8,858,145 USD	Morgan Stanley	12/21/2022	—	(130,174)
122,000,000 NOK	11,710,023 USD	Morgan Stanley	12/21/2022	—	(687,977)
54,600,000 NZD	32,995,271 USD	Morgan Stanley	12/21/2022	—	(1,421,638)
102,510,000 PLN	20,755,028 USD	Morgan Stanley	12/21/2022	—	(1,972,995)
244,000,000 SEK	22,739,412 USD	Morgan Stanley	12/21/2022	—	(531,829)
148,340,000 TRY	7,522,171 USD	Morgan Stanley	12/21/2022	—	(360,659)
22,540,598 USD	33,400,000 AUD	Morgan Stanley	12/21/2022	150,382	—
12,840,482 USD	68,590,000 BRL	Morgan Stanley	12/21/2022	328,380	—
7,201,524 USD	9,900,000 CAD	Morgan Stanley	12/21/2022	161,024	—
25,849,493 USD	33,950,000 CAD	Morgan Stanley	12/21/2022	—	(601,160)
28,292,872 USD	27,750,000 CHF	Morgan Stanley	12/21/2022	1,116,223	—
12,539,871 USD	12,600,000 EUR	Morgan Stanley	12/21/2022	595,230	—
2,138,531 USD	2,050,000 EUR	Morgan Stanley	12/21/2022	—	(1,471)
416,626 USD	350,000 GBP	Morgan Stanley	12/21/2022	5,548	—
7,363,351 USD	607,285,000 INR	Morgan Stanley	12/21/2022	94,484	—
6,415,552 USD	515,310,000 INR	Morgan Stanley	12/21/2022	—	(87,227)
38,599,369 USD	5,565,000,000 JPY	Morgan Stanley	12/21/2022	1,813,572	—
5,166,877 USD	7,367,590,000 KRW	Morgan Stanley	12/21/2022	459,648	—
20,783,355 USD	417,650,000 MXN	Morgan Stanley	12/21/2022	788,714	—
38,947,452 USD	392,250,000 NOK	Morgan Stanley	12/21/2022	914,151	—
35,713,146 USD	62,050,000 NZD	Morgan Stanley	12/21/2022	3,399,844	—
9,869,894 USD	45,765,000 PLN	Morgan Stanley	12/21/2022	276,901	—
24,638,612 USD	270,500,000 SEK	Morgan Stanley	12/21/2022	1,160,038	—
861,409 USD	9,000,000 SEK	Morgan Stanley	12/21/2022	—	(3,043)
1,594,665 USD	31,945,000 TRY	Morgan Stanley	12/21/2022	102,902	—
20,969,974 USD	370,675,000 ZAR	Morgan Stanley	12/21/2022	444,278	—
18,679,784 USD	323,065,000 ZAR	Morgan Stanley	12/21/2022	—	(16,008)
370,675,000 ZAR	20,261,426 USD	Morgan Stanley	12/21/2022	—	(1,152,826)
1,349,385,000 NOK	134,393,836 USD	UBS	12/07/2022	—	(2,656,641)
196,101,186 USD	2,008,685,000 NOK	UBS	12/07/2022	7,911,187	—
Total				83,340,866	(88,382,360)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	253	12/2022	AUD	30,526,871	638,148	—
Australian 10-Year Bond	287	12/2022	AUD	34,629,297	365,072	—
Bist 30 Index	3,203	12/2022	TRY	175,844,700	1,546,257	—
CAC40 Index	228	12/2022	EUR	15,359,220	243,222	—
Cotton	22	03/2023	USD	930,710	—	(28,832)
Euro STOXX 50 Index	304	12/2022	EUR	12,053,600	313,535	—
Euro-Bund	432	12/2022	EUR	60,860,160	144,431	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	17

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	274	12/2022	EUR	38,601,120	—	(838,446)
Euro-Bund	51	03/2023	EUR	7,151,730	153	—
Euro-OAT	112	12/2022	EUR	15,293,600	610,245	—
Euro-OAT	272	12/2022	EUR	37,141,600	—	(283,122)
FTSE 100 Index	192	12/2022	GBP	14,590,080	623,135	—
FTSE Taiwan Index	38	12/2022	USD	1,976,760	17,933	—
FTSE/JSE Top 40 Index	183	12/2022	ZAR	126,006,480	580,309	—
FTSE/JSE Top 40 Index	16	12/2022	ZAR	11,016,960	10,706	—
FTSE/MIB Index	185	12/2022	EUR	22,785,525	2,861,464	—
FTSE/MIB Index	57	12/2022	EUR	7,020,405	624,687	—
Gold 100 oz.	6	02/2023	USD	1,055,940	2,866	—
IBEX 35 Index	43	12/2022	EUR	3,592,478	82,411	—
Japanese 10-Year Government Bond	26	12/2022	JPY	3,866,720,000	90,425	—
Japanese 10-Year Government Bond	21	12/2022	JPY	3,123,120,000	—	(24,896)
Japanese 10-Year Government Bond	117	12/2022	JPY	17,400,240,000	—	(61,915)
KLCI Index	23	12/2022	MYR	1,709,475	—	(221)
Lean Hogs	106	12/2022	USD	3,514,960	—	(62,203)
Long Gilt	361	03/2023	GBP	37,901,390	97,347	—
NY Harbor ULSD Heat Oil	17	12/2022	USD	2,401,539	16,252	—
NY Harbor ULSD Heat Oil	1	12/2022	USD	141,267	—	(7,184)
RBOB Gasoline	64	12/2022	USD	6,410,074	20,728	—
RBOB Gasoline	2	12/2022	USD	200,315	—	(12,201)
S&P/TSX 60 Index	121	12/2022	CAD	30,015,260	1,673,680	—
SGX CNX Nifty Index	96	12/2022	USD	3,631,968	108,479	—
SGX CNX Nifty Index	24	12/2022	USD	907,992	24,987	—
Soybean	52	01/2023	USD	3,820,700	21,628	—
Soybean Oil	115	01/2023	USD	4,959,720	79,447	—
Soybean Oil	6	01/2023	USD	258,768	—	(4,930)
SPI 200 Index	759	12/2022	AUD	138,688,275	6,637,850	—
SPI 200 Index	120	12/2022	AUD	21,927,000	378,934	—
Thai SET50 Index	642	12/2022	THB	127,732,320	159,871	—
TOPIX Index	274	12/2022	JPY	5,452,600,000	1,659,934	—
TOPIX Index	64	12/2022	JPY	1,273,600,000	118,982	—
U.S. Treasury 10-Year Note	209	03/2023	USD	23,721,500	191,733	—
U.S. Treasury Ultra Bond	89	03/2023	USD	12,129,031	—	(101,958)
WTI Crude	54	12/2022	USD	4,349,700	73,300	—
WTI Crude	3	12/2022	USD	241,650	—	(18,465)
Zinc	106	12/2022	USD	8,078,525	225,561	—
Total					20,243,712	(1,444,373)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(118)	12/2022	EUR	(17,101,740)	—	(260,005)
Australian 3-Year Bond	(227)	12/2022	AUD	(24,517,923)	—	(87,478)
Brent Crude	(12)	12/2022	USD	(1,043,640)	2,630	—
Canadian Government 10-Year Bond	(129)	03/2023	CAD	(16,220,460)	—	(76,791)
Canadian Government 10-Year Bond	(1,634)	03/2023	CAD	(205,459,160)	—	(366,263)
Coffee	(104)	03/2023	USD	(6,626,100)	—	(286,994)
Copper	(8)	12/2022	USD	(1,647,950)	—	(60,196)
Copper	(8)	03/2023	USD	(1,648,050)	—	(33,221)
Copper	(43)	03/2023	USD	(4,018,350)	—	(102,716)
Corn	(110)	03/2023	USD	(3,668,500)	19,606	—
Corn	(94)	03/2023	USD	(3,134,900)	5,790	—
DAX Index	(10)	12/2022	EUR	(3,604,500)	—	(43,703)
DAX Index	(72)	12/2022	EUR	(25,952,400)	—	(2,998,001)
DJIA Index E-mini	(9)	12/2022	USD	(1,556,955)	—	(125,215)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(40)	12/2022	EUR	(1,586,000)	—	(120,854)
Euro STOXX 50 Index	(56)	12/2022	EUR	(2,220,400)	—	(282,367)
Euro-Bobl	(39)	12/2022	EUR	(4,681,170)	—	(15,245)
Euro-Bobl	(2)	03/2023	EUR	(237,820)	291	—
Euro-BTP	(21)	12/2022	EUR	(2,505,300)	—	(20,677)
Euro-Bund	(244)	12/2022	EUR	(34,374,720)	339,940	—
Euro-Buxl 30-Year	(6)	12/2022	EUR	(949,800)	—	(49,569)
Euro-OAT	(18)	12/2022	EUR	(2,457,900)	—	(68,341)
Euro-Schatz	(211)	12/2022	EUR	(22,530,580)	—	(12,840)
FTSE 100 Index	(150)	12/2022	GBP	(11,398,500)	—	(688,941)
FTSE 100 Index	(335)	12/2022	GBP	(25,456,650)	—	(1,957,710)
FTSE China A50 Index	(100)	12/2022	USD	(1,269,500)	—	(55,282)
FTSE Taiwan Index	(201)	12/2022	USD	(10,456,020)	—	(34,282)
Gold 100 oz.	(8)	02/2023	USD	(1,407,920)	1,012	—
IBEX 35 Index	(76)	12/2022	EUR	(6,349,496)	—	(174,062)
KOSPI 200 Index	(150)	12/2022	KRW	(11,986,875,000)	—	(446,799)
Lead	(1)	12/2022	USD	(54,663)	—	(1,834)
Live Cattle	(134)	02/2023	USD	(8,344,180)	30,995	—
Long Gilt	(187)	03/2023	GBP	(19,633,130)	137,727	—
Long Gilt	(93)	03/2023	GBP	(9,764,070)	—	(48,981)
Mexican Bolsa IPC Index	(1)	12/2022	MXN	(516,500)	163	—
MSCI EAFE Index	(1)	12/2022	USD	(98,990)	—	(6,582)
MSCI Emerging Markets Index	(234)	12/2022	USD	(11,495,250)	—	(1,149,088)
MSCI Singapore Index	(213)	12/2022	SGD	(6,325,035)	—	(22,285)
NASDAQ 100 Index E-mini	(15)	12/2022	USD	(3,612,675)	—	(268,252)
Natural Gas	(62)	12/2022	USD	(4,296,600)	—	(110,744)
Natural Gas	(39)	12/2022	USD	(2,702,700)	—	(182,495)
Nickel	(5)	03/2023	USD	(810,960)	—	(22,725)
Nikkei 225 Index	(3)	12/2022	JPY	(84,120,000)	—	(23,093)
OMXS30 Index	(713)	12/2022	SEK	(149,854,775)	337	—
OMXS30 Index	(16)	12/2022	SEK	(3,362,800)	—	(790)
Primary Aluminum	(20)	12/2022	USD	(1,227,500)	—	(52,151)
Primary Aluminum	(19)	12/2022	USD	(1,166,125)	—	(120,831)
Primary Aluminum	(18)	03/2023	USD	(1,116,000)	—	(42,001)
Russell 2000 Index E-mini	(32)	12/2022	USD	(3,020,000)	—	(299,844)
S&P 500 Index E-mini	(202)	12/2022	USD	(41,220,625)	—	(2,796,417)
S&P 500 Index E-mini	(440)	12/2022	USD	(89,787,500)	—	(4,857,390)
S&P Mid 400 Index E-mini	(5)	12/2022	USD	(1,289,900)	—	(78,406)
S&P/TSX 60 Index	(39)	12/2022	CAD	(9,674,340)	—	(196,004)
S&P/TSX 60 Index	(31)	12/2022	CAD	(7,689,860)	—	(459,831)
Silver	(5)	03/2023	USD	(544,525)	—	(10,406)
Silver	(42)	03/2023	USD	(4,574,010)	—	(123,511)
Soybean	(27)	01/2023	USD	(1,983,825)	—	(90,778)
Soybean Meal	(30)	01/2023	USD	(1,253,400)	—	(40,474)
Sugar #11	(257)	02/2023	USD	(5,650,299)	—	(485,558)
TOPIX Index	(89)	12/2022	JPY	(1,771,100,000)	—	(803,999)
U.S. Long Bond	(30)	03/2023	USD	(3,810,000)	—	(31,874)
U.S. Treasury 10-Year Note	(1,010)	03/2023	USD	(114,635,000)	—	(747,955)
U.S. Treasury 2-Year Note	(62)	03/2023	USD	(12,732,281)	—	(31,706)
U.S. Treasury 5-Year Note	(826)	03/2023	USD	(89,679,079)	—	(534,391)
U.S. Treasury Ultra Bond	(20)	03/2023	USD	(2,725,625)	—	(38,016)
U.S. Treasury Ultra Bond	(110)	03/2023	USD	(14,990,938)	—	(252,977)
Wheat	(185)	03/2023	USD	(7,358,375)	203,704	—
Wheat	(77)	03/2023	USD	(3,062,675)	167,453	—
WIG 20 Index	(912)	12/2022	PLN	(31,737,600)	—	(656,027)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	19

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	(12)	12/2022	USD	(914,550)	—	(21,017)
Zinc	(20)	03/2023	USD	(1,518,250)	—	(36,470)
Total					909,648	(23,012,455)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,450,000	7,450,000	2.25	04/27/2023	178,800	20,856
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,160,000	14,160,000	2.50	05/12/2023	423,384	83,728
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,800,000	14,800,000	2.75	06/26/2023	480,630	189,316
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,600,000	5,600,000	2.75	07/11/2023	196,000	76,896
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	2.00	08/03/2023	421,250	104,173
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	10/27/2023	710,000	1,001,526
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.50	10/27/2023	570,000	751,144
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,660,000	12,660,000	3.30	11/14/2023	405,120	525,595
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	3.00	11/30/2023	768,750	768,750
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	2.25	04/27/2023	596,250	69,985
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	14,160,000	14,160,000	2.50	05/12/2023	436,836	83,728
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	3.65	11/10/2023	1,155,000	1,768,269
Total							6,342,020	5,443,966

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(28,000,000)	(28,000,000)	3.60	01/05/2023	(448,000)	(178,604)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(12,420,000)	(12,420,000)	3.75	12/29/2022	(186,300)	(37,297)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(15,000,000)	(15,000,000)	3.90	01/27/2023	(281,250)	(59,235)
Total							(915,550)	(275,136)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month NZD LIBOR	Fixed rate of 4.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/11/2024	NZD	2,700,000	36,640	—	—	36,640	—
Fixed rate of 4.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/11/2024	NZD	40,500,000	(410,782)	—	—	—	(410,782)
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/12/2024	AUD	45,800,000	(74,212)	—	—	—	(74,212)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/18/2024	SEK	37,100,000	92	—	—	92	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	12/18/2024	SEK	400,000	(35)	—	—	—	(35)
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/18/2024	NOK	500,000	(127)	—	—	—	(127)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/19/2024	CAD	111,500,000	1,454,284	—	—	1,454,284	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.250%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/19/2024	CAD	16,200,000	152,837	—	—	152,837	—
Fixed rate of 0.750%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/21/2024	EUR	7,700,000	3,452	—	—	3,452	—
Fixed rate of 1.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/21/2024	EUR	1,800,000	(936)	—	—	—	(936)
Fixed rate of 0.750%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/21/2024	EUR	4,500,000	(11,435)	—	—	—	(11,435)
3-Month NZD LIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/12/2025	NZD	6,100,000	62,384	—	—	62,384	—
Fixed rate of 5.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/12/2025	NZD	28,600,000	37,842	—	—	37,842	—
Fixed rate of 5.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/12/2025	NZD	73,200,000	(84,422)	—	—	—	(84,422)
Fixed rate of 4.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/12/2025	NZD	24,600,000	(192,594)	—	—	—	(192,594)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2025	CAD	67,600,000	151,276	—	—	151,276	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.250%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2025	CAD	15,600,000	47,029	—	—	47,029	—
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	03/13/2025	AUD	5,500,000	(1,547)	—	—	—	(1,547)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2025	CAD	58,200,000	(203,421)	—	—	—	(203,421)
3-Month AUD BBSW	Fixed rate of 4.500%	Receives Quarterly, Pays Quarterly	JPMorgan	03/13/2025	AUD	48,900,000	(247,399)	—	—	—	(247,399)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	03/13/2025	AUD	104,400,000	(395,366)	—	—	—	(395,366)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/15/2025	GBP	86,900,000	285,694	—	—	285,694	—
SOFR	Fixed rate of 2.750%	Receives Annually, Pays Annually	JPMorgan	03/15/2025	USD	15,100,000	213,525	—	—	213,525	—
Fixed rate of 4.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2025	USD	7,300,000	21,516	—	—	21,516	—
SONIA	Fixed rate of 2.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2025	GBP	11,000,000	19,403	—	—	19,403	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/15/2025	GBP	11,200,000	(5,683)	—	—	—	(5,683)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	21

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2025	USD	20,500,000	(61,002)	—	—	—	(61,002)
SONIA	Fixed rate of 2.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2025	GBP	6,400,000	(70,404)	—	—	—	(70,404)
6-Month EURIBOR	Fixed rate of 1.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/15/2025	EUR	111,400,000	(122,095)	—	—	—	(122,095)
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/15/2025	EUR	40,500,000	(305,098)	—	—	—	(305,098)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/19/2025	NOK	332,600,000	91,841	—	—	91,841	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/19/2025	NOK	541,000,000	26,993	—	—	26,993	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	03/19/2025	SEK	32,800,000	(2,007)	—	—	—	(2,007)
Fixed rate of 3.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/19/2025	SEK	200,900,000	(32,978)	—	—	—	(32,978)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/19/2025	NOK	594,900,000	(130,011)	—	—	—	(130,011)
Fixed rate of 5.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/11/2025	NZD	12,400,000	37,271	—	—	37,271	—
Fixed rate of 5.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/11/2025	NZD	1,000,000	(311)	—	—	—	(311)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/12/2025	AUD	60,100,000	(100,291)	—	—	—	(100,291)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives Annually, Pays SemiAnnually	JPMorgan	06/18/2025	NOK	3,000,000	(286)	—	—	—	(286)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 3.750%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/19/2025	CAD	200,000	294	—	—	294	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/21/2025	EUR	38,300,000	42,754	—	—	42,754	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/21/2025	GBP	4,600,000	3,409	—	—	3,409	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/21/2025	GBP	6,500,000	(4,714)	—	—	—	(4,714)
SOFR	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	06/21/2025	USD	40,000,000	(115,630)	—	—	—	(115,630)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2028	USD	8,100,000	58,536	—	—	58,536	—
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/21/2028	USD	3,500,000	26,654	—	—	26,654	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/09/2032	AUD	10,800,000	(132,451)	—	—	—	(132,451)
3-Month NZD LIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/15/2032	NZD	12,000,000	334,542	—	—	334,542	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/15/2032	SEK	200,000	512	—	—	512	—
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/15/2032	SEK	100,000	293	—	—	293	—
Fixed rate of 3.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/19/2032	CAD	2,900,000	(44,533)	—	—	—	(44,533)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/19/2032	CAD	30,000,000	(601,984)	—	—	—	(601,984)
Fixed rate of 5.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/10/2033	AUD	10,800,000	261,156	—	—	261,156	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/10/2033	AUD	5,200,000	93,862	—	—	93,862	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/10/2033	AUD	7,600,000	66,742	—	—	66,742	—
Fixed rate of 3.500%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/13/2033	CAD	3,000,000	30,814	—	—	30,814	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/15/2033	EUR	18,400,000	620,017	—	—	620,017	—
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2033	USD	2,400,000	26,557	—	—	26,557	—
Fixed rate of 3.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/15/2033	USD	100,000	1,164	—	—	1,164	—
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/15/2033	EUR	6,100,000	(92,744)	—	—	—	(92,744)
SONIA	Fixed rate of 3.000%	Receives Annually, Pays Annually	JPMorgan	03/15/2033	GBP	18,200,000	(571,942)	—	—	—	(571,942)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/16/2033	NOK	133,000,000	522,299	—	—	522,299	—
3-Month NZD LIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/16/2033	NZD	4,700,000	49,647	—	—	49,647	—
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/16/2033	NOK	43,400,000	48,944	—	—	48,944	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/16/2033	SEK	300,000	768	—	—	768	—
3-Month NZD LIBOR	Fixed rate of 4.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/16/2033	NZD	4,000,000	(3,459)	—	—	—	(3,459)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	03/16/2033	SEK	131,700,000	(272,462)	—	—	—	(272,462)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/09/2033	AUD	2,400,000	10,911	—	—	10,911	—
3-Month NZD LIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/15/2033	NZD	2,900,000	(25,095)	—	—	—	(25,095)
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/21/2033	USD	9,000,000	43,581	—	—	43,581	—
SONIA	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	06/21/2033	GBP	1,300,000	6,773	—	—	6,773	—
SONIA	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	06/21/2033	GBP	1,300,000	(8,868)	—	—	—	(8,868)
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	06/21/2033	EUR	8,300,000	(88,313)	—	—	—	(88,313)
SOFR	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	03/15/2053	USD	2,100,000	(38,026)	—	—	—	(38,026)
SOFR	Fixed rate of 2.750%	Receives Annually, Pays Annually	JPMorgan	06/21/2053	USD	600,000	(2,928)	—	—	—	(2,928)
3-Month NZD LIBOR	Fixed rate of 4.488%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	10/05/2032	NZD	16,000,000	(110,729)	—	—	—	(110,729)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	23

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 3.098%	Receives Quarterly, Pays Annually	Morgan Stanley	10/05/2032	SEK	176,000,000	(608,946)	—	—	—	(608,946)
3-Month NZD LIBOR	Fixed rate of 4.648%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	11/03/2032	NZD	77,987,000	(1,139,089)	—	—	—	(1,139,089)
Total							(1,422,047)	—	—	4,892,308	(6,314,355)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	11,250,000	(721,254)	—	—	—	(721,254)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	5,000,000	(883,594)	2,500	—	(950,937)	69,843	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	1,200,000	(212,063)	600	—	(275,562)	64,099	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	2,500,000	(441,797)	1,250	—	(489,955)	49,408	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	3,500,000	(618,516)	1,750	—	(649,247)	32,481	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	750,000	(132,539)	375	—	(121,146)	—	(11,018)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	2,000,000	(353,438)	1,000	—	(312,182)	—	(40,256)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	5,000,000	(883,594)	2,500	—	(567,294)	—	(313,800)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	7.200	USD	3,000,000	(528,750)	1,500	—	(427,838)	—	(99,412)
Total								(4,054,291)	11,475	—	(3,794,161)	215,831	(464,486)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	12/21/2022	EUR	3,753,081	40,425	(1,906)	—	—	38,519	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.002%	Monthly	JPMorgan	12/21/2022	EUR	1,483,302	15,977	(760)	—	—	15,217	—
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.005%	Monthly	JPMorgan	12/21/2022	BRL	3,469,026	16,377	(2,618)	—	—	13,759	—
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.010%	Monthly	JPMorgan	12/21/2022	ZAR	4,137,548	7,949	(368)	—	—	7,581	—
Total return on MSCI South Africa Net Return ZAR Index	1-Month ZAR JIBAR plus 0.010%	Monthly	JPMorgan	12/21/2022	ZAR	3,932,601	986	—	—	—	986	—
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	12/21/2022	MXN	1,402,657	(326)	279	—	—	—	(47)
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	12/21/2022	MXN	2,850,092	(662)	566	—	—	—	(96)
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	12/21/2022	MXN	2,997,740	(697)	596	—	—	—	(101)
28-Day MXN TIIE-Banxico minus 0.004%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	12/21/2022	MXN	3,003,791	(699)	597	—	—	—	(102)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/21/2022	SGD	376,261	(277)	—	—	—	—	(277)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/21/2022	SGD	293,558	(883)	179	—	—	—	(704)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/21/2022	SGD	184,336	(921)	174	—	—	—	(747)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/21/2022	SGD	243,974	(1,219)	214	—	—	—	(1,005)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/21/2022	SGD	433,732	(2,167)	416	—	—	—	(1,751)
SORA minus 0.003%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/21/2022	SGD	257,811	(3,084)	139	—	—	—	(2,945)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	25

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/21/2022	EUR	288,214	(4,318)	135	—	—	—	(4,183)
ESTR minus 0.006%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	12/21/2022	EUR	1,820,683	(66,851)	630	—	—	—	(66,221)
Total							(390)	(1,727)	—	—	76,062	(78,179)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DTOP Index Dec 22	Goldman Sachs International	12/2022	ZAR	392,910	—	—	249	—
TAIEX Index Dec 22	Goldman Sachs International	12/2022	TWD	32,564,400	—	—	42,038	—
WIG 20 Index Dec 22	Goldman Sachs International	12/2022	PLN	(2,122,800)	—	—	—	(73,947)
Ibovespa Index Dec 22	Morgan Stanley	12/2022	BRL	81,633,172	—	—	299,204	—
KOSPI 200 Index Dec 22	Morgan Stanley	12/2022	KRW	(18,859,350,000)	—	—	—	(1,061,762)
Swiss Market Index Dec 22	Morgan Stanley	12/2022	CHF	111,620	—	—	2,343	—
Swiss Market Index Dec 22	Morgan Stanley	12/2022	CHF	(10,380,660)	—	—	—	(331,882)
Total					—	—	343,834	(1,467,591)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	7.017%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	10.294%
3-Month AUD BBSW	Bank Bill Swap Rate	3.089%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	4.477%
3-Month NZD LIBOR	London Interbank Offered Rate	4.410%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.456%
6-Month AUD BBSW	Bank Bill Swap Rate	3.485%
6-Month EURIBOR	Euro Interbank Offered Rate	2.414%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	3.540%
ESTR	Euro Short Term Rate	1.391%
Overnight BRL CDI	Interbank Certificate of Deposit	0.051%
SOFR	Secured Overnight Financing Rate	3.820%
SONIA	Sterling Overnight Index Average	2.927%
SORA	Singapore Overnight Rate Average	3.912%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $169,516,326, which represents 22.14% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2022.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2022 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $6,696,865, which represents 0.87% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	325,728,447	464,231,555	(474,400,796)	49,617	315,608,823	(48,009)	4,157,767	315,735,117
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	27

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Currency Legend  (continued)
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	26,409,467	5,008,835	31,418,302
Commercial Mortgage-Backed Securities - Agency	—	566,523	—	566,523
Commercial Mortgage-Backed Securities - Non-Agency	—	32,738,219	—	32,738,219
Residential Mortgage-Backed Securities - Agency	—	222,165,424	—	222,165,424
Residential Mortgage-Backed Securities - Non-Agency	—	96,127,327	8,630,923	104,758,250
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Treasury Bills	—	153,645,720	—	153,645,720
Options Purchased Calls	—	5,443,966	—	5,443,966
Money Market Funds	315,608,823	—	—	315,608,823
Total Investments in Securities	315,608,823	537,096,646	13,639,758	866,345,227
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	83,340,866	—	83,340,866
Futures Contracts	21,153,360	—	—	21,153,360
Swap Contracts	—	5,528,035	—	5,528,035
Liability
Forward Foreign Currency Exchange Contracts	—	(88,382,360)	—	(88,382,360)
Futures Contracts	(24,456,828)	—	—	(24,456,828)
Options Contracts Written	—	(275,136)	—	(275,136)
Swap Contracts	—	(9,045,865)	—	(9,045,865)
Total	312,305,355	528,262,186	13,639,758	854,207,299
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2022 ($)
Asset-Backed Securities — Non-Agency	11,283,627	(7,382,929)	95,175	3,843,891	—	(2,830,929)	—	—	5,008,835
Residential Mortgage-Backed Securities — Non-Agency	12,074,645	(1,449)	—	(189,778)	—	(3,252,495)	—	—	8,630,923
Total	23,358,272	(7,384,378)	95,175	3,654,113	—	(6,038,424)	—	—	13,639,758
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2022 was $2,491,714 which is comprised of Asset-Backed Securities — Non-Agency of $2,681,334 and Residential Mortgage-Backed Securities — Non-Agency of $(189,620).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	29

Consolidated Statement of Assets and Liabilities
November 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $567,344,845)	$545,292,438
Affiliated issuers (cost $315,600,197)	315,608,823
Options purchased (cost $6,342,020)	5,443,966
Cash	1,612
Foreign currency (cost $5,223,271)	5,271,395
Cash collateral held at broker for:
Swap contracts	4,581,000
Other(a)	8,450,000
Margin deposits on:
Futures contracts	48,055,562
Swap contracts	7,482,727
Unrealized appreciation on forward foreign currency exchange contracts	83,340,866
Unrealized appreciation on swap contracts	635,727
Receivable for:
Investments sold	184,171
Investments sold on a delayed delivery basis	21,289,870
Capital shares sold	1,152,297
Dividends	1,024,075
Interest	1,664,339
Interfund lending	14,200,000
Variation margin for futures contracts	6,276,897
Variation margin for swap contracts	967,212
Expense reimbursement due from Investment Manager	2,646
Prepaid expenses	8,901
Trustees’ deferred compensation plan	55,657
Other assets	2,720
Total assets	1,070,992,901
Liabilities
Option contracts written, at value (premiums received $915,550)	275,136
Unrealized depreciation on forward foreign currency exchange contracts	88,382,360
Unrealized depreciation on swap contracts	2,010,256
Upfront receipts on swap contracts	3,794,161
Payable for:
Investments purchased	4,849,764
Investments purchased on a delayed delivery basis	192,523,119
Capital shares purchased	1,490,562
Variation margin for futures contracts	10,201,208
Variation margin for swap contracts	1,710,678
Interest on forward sale commitments	21,667
Management services fees	20,162
Distribution and/or service fees	448
Transfer agent fees	70,060
Compensation of board members	17,348
Compensation of chief compliance officer	76
Other expenses	85,886
Trustees’ deferred compensation plan	55,657
Total liabilities	305,508,548
Net assets applicable to outstanding capital stock	$765,484,353
Represented by
Paid in capital	905,334,586
Total distributable earnings (loss)	(139,850,233)
Total - representing net assets applicable to outstanding capital stock	$765,484,353
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Statement of Assets and Liabilities  (continued)
November 30, 2022 (Unaudited)
Class A
Net assets	$4,831,514
Shares outstanding	171,723
Net asset value per share	$28.14
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.86
Advisor Class
Net assets	$1,493,041
Shares outstanding	52,323
Net asset value per share	$28.54
Class C
Net assets	$15,018,230
Shares outstanding	555,757
Net asset value per share	$27.02
Institutional Class
Net assets	$743,565,121
Shares outstanding	26,114,039
Net asset value per share	$28.47
Institutional 2 Class
Net assets	$562,326
Shares outstanding	19,649
Net asset value per share	$28.62
Institutional 3 Class
Net assets	$7,182
Shares outstanding	250
Net asset value per share	$28.73
Class R
Net assets	$6,939
Shares outstanding	250
Net asset value per share(b)	$27.75

(a)	Includes collateral related to forward foreign currency contracts and swap contracts.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	31

Consolidated Statement of Operations
Six Months Ended November 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$333,247
Dividends — affiliated issuers	4,157,767
Interest	10,569,635
Interfund lending	56
Total income	15,060,705
Expenses:
Management services fees	3,898,687
Distribution and/or service fees
Class A	3,619
Class C	71,901
Class R	17
Transfer agent fees
Class A	1,805
Advisor Class	349
Class C	8,949
Institutional Class	494,762
Institutional 2 Class	216
Institutional 3 Class	1
Class R	3
Compensation of board members	12,808
Custodian fees	65,117
Printing and postage fees	41,333
Registration fees	65,174
Audit fees	25,270
Legal fees	11,267
Interest on collateral	120,348
Compensation of chief compliance officer	76
Other	15,965
Total expenses	4,837,667
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(491,244)
Expense reduction	(20)
Total net expenses	4,346,403
Net investment income	10,714,302
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Statement of Operations  (continued)
Six Months Ended November 30, 2022 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,642,469)
Investments — affiliated issuers	(48,009)
Foreign currency translations	(1,844,926)
Forward foreign currency exchange contracts	17,319,658
Futures contracts	14,715,532
Options purchased	(467,345)
Options contracts written	(3,752,064)
Swap contracts	3,833,229
Net realized gain	23,113,606
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,322,933)
Investments — affiliated issuers	49,617
Foreign currency translations	587,251
Forward sale commitments	726,562
Forward foreign currency exchange contracts	(12,798,903)
Futures contracts	(9,117,710)
Options purchased	(559,424)
Options contracts written	3,785,876
Swap contracts	(1,341,587)
Net change in unrealized appreciation (depreciation)	(28,991,251)
Net realized and unrealized loss	(5,877,645)
Net increase in net assets resulting from operations	$4,836,657
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	33

Consolidated Statement of Changes in Net Assets
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Operations
Net investment income	$10,714,302	$10,042,916
Net realized gain (loss)	23,113,606	(18,255,016)
Net change in unrealized appreciation (depreciation)	(28,991,251)	(19,304,538)
Net increase (decrease) in net assets resulting from operations	4,836,657	(27,516,638)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(36,833)
Advisor Class	—	(7,417)
Class C	—	(1,331)
Institutional Class	—	(19,479,617)
Institutional 2 Class	—	(16,578)
Institutional 3 Class	—	(176)
Class R	—	(132)
Total distributions to shareholders	—	(19,542,084)
Increase (decrease) in net assets from capital stock activity	(45,971,287)	44,080,394
Total decrease in net assets	(41,134,630)	(2,978,328)
Net assets at beginning of period	806,618,983	809,597,311
Net assets at end of period	$765,484,353	$806,618,983
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2022 (Unaudited)		May 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	114,653	3,237,850	32,274	917,058
Distributions reinvested	—	—	1,319	36,684
Redemptions	(19,294)	(543,508)	(15,870)	(452,919)
Net increase	95,359	2,694,342	17,723	500,823
Advisor Class
Subscriptions	43,230	1,238,000	21,107	632,532
Distributions reinvested	—	—	257	7,231
Redemptions	(2,116)	(60,704)	(17,689)	(523,259)
Net increase	41,114	1,177,296	3,675	116,504
Class C
Subscriptions	119,499	3,235,939	480,979	13,056,328
Distributions reinvested	—	—	46	1,237
Redemptions	(40,506)	(1,098,995)	(8,252)	(224,277)
Net increase	78,993	2,136,944	472,773	12,833,288
Institutional Class
Subscriptions	2,768,037	78,842,117	7,526,146	219,144,305
Distributions reinvested	—	—	693,364	19,476,610
Redemptions	(4,590,690)	(130,715,009)	(7,193,911)	(207,819,869)
Net increase (decrease)	(1,822,653)	(51,872,892)	1,025,599	30,801,046
Institutional 2 Class
Subscriptions	—	—	4,876	144,203
Distributions reinvested	—	—	581	16,407
Redemptions	(3,726)	(106,977)	(11,164)	(331,877)
Net decrease	(3,726)	(106,977)	(5,707)	(171,267)
Total net increase (decrease)	(1,610,913)	(45,971,287)	1,514,063	44,080,394
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	35

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.00	0.36	(0.22)	0.14	—	—
Year Ended 5/31/2022	$29.65	0.47	(1.52)	(1.05)	(0.60)	(0.60)
Year Ended 5/31/2021	$27.84	0.19	1.62	1.81	—	—
Year Ended 5/31/2020	$29.79	0.28	(2.23)	(1.95)	—	—
Year Ended 5/31/2019	$34.63	0.32	(5.16)	(4.84)	—	—
Year Ended 5/31/2018	$37.44	0.04	(2.01)	(1.97)	(0.84)	(0.84)
Advisor Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.35	0.41	(0.22)	0.19	—	—
Year Ended 5/31/2022	$30.03	0.20	(1.21)	(1.01)	(0.67)	(0.67)
Year Ended 5/31/2021	$28.12	0.28	1.63	1.91	—	—
Year Ended 5/31/2020	$30.01	0.32	(2.21)	(1.89)	—	—
Year Ended 5/31/2019	$34.78	0.36	(5.13)	(4.77)	—	—
Year Ended 5/31/2018	$37.55	0.16	(2.05)	(1.89)	(0.88)	(0.88)
Class C(c)
Six Months Ended 11/30/2022 (Unaudited)	$26.99	0.23	(0.20)	0.03	—	—
Year Ended 5/31/2022	$28.59	6.57	(7.80)	(1.23)	(0.37)	(0.37)
Year Ended 5/31/2021	$27.05	(0.04)	1.58	1.54	—	—
Year Ended 5/31/2020	$29.16	0.04	(2.15)	(2.11)	—	—
Year Ended 5/31/2019	$34.15	0.08	(5.07)	(4.99)	—	—
Year Ended 5/31/2018	$37.10	(0.24)	(1.99)	(2.23)	(0.72)	(0.72)
Institutional Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.30	0.38	(0.21)	0.17	—	—
Year Ended 5/31/2022	$29.97	0.34	(1.34)	(1.00)	(0.67)	(0.67)
Year Ended 5/31/2021	$28.07	0.28	1.62	1.90	—	—
Year Ended 5/31/2020	$29.96	0.32	(2.21)	(1.89)	—	—
Year Ended 5/31/2019	$34.73	0.40	(5.17)	(4.77)	—	—
Year Ended 5/31/2018	$37.50	0.12	(2.01)	(1.89)	(0.88)	(0.88)
Institutional 2 Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.44	0.38	(0.20)	0.18	—	—
Year Ended 5/31/2022	$30.12	0.33	(1.33)	(1.00)	(0.68)	(0.68)
Year Ended 5/31/2021	$28.19	0.34	1.59	1.93	—	—
Year Ended 5/31/2020	$30.07	0.40	(2.28)	(1.88)	—	—
Year Ended 5/31/2019	$34.84	0.44	(5.21)	(4.77)	—	—
Year Ended 5/31/2018	$37.58	0.20	(2.06)	(1.86)	(0.88)	(0.88)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.14	0.50%	1.43%(d),(e)	1.30%(d),(e),(f)	2.54%(d)	290%	$4,832
Year Ended 5/31/2022	$28.00	(3.54%)	1.42%(e)	1.30%(e),(f)	1.62%	352%	$2,138
Year Ended 5/31/2021	$29.65	6.50%	1.40%(e),(g)	1.27%(e),(g)	0.66%	555%	$1,739
Year Ended 5/31/2020	$27.84	(6.58%)	1.42%(e),(g)	1.25%(e),(g)	0.94%	789%	$2,125
Year Ended 5/31/2019	$29.79	(13.97%)	1.45%(e)	1.24%(e)	0.98%	0%	$3,103
Year Ended 5/31/2018	$34.63	(5.49%)	1.49%(e)	1.28%(e)	0.06%	0%	$4,343
Advisor Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.54	0.67%	1.20%(d),(e)	1.06%(d),(e),(f)	2.92%(d)	290%	$1,493
Year Ended 5/31/2022	$28.35	(3.34%)	1.16%(e)	1.05%(e),(f)	0.66%	352%	$318
Year Ended 5/31/2021	$30.03	6.79%	1.16%(e),(g)	1.02%(e),(g)	0.97%	555%	$226
Year Ended 5/31/2020	$28.12	(6.27%)	1.17%(e),(g)	0.99%(e),(g)	1.15%	789%	$133
Year Ended 5/31/2019	$30.01	(13.79%)	1.20%(e)	1.01%(e)	1.07%	0%	$216
Year Ended 5/31/2018	$34.78	(5.27%)	1.24%(e)	1.03%(e)	0.41%	0%	$4,433
Class C(c)
Six Months Ended 11/30/2022 (Unaudited)	$27.02	0.11%	2.17%(d),(e)	2.05%(d),(e),(f)	1.68%(d)	290%	$15,018
Year Ended 5/31/2022	$26.99	(4.29%)	2.17%(e)	2.06%(e),(f)	24.79%	352%	$12,869
Year Ended 5/31/2021	$28.59	5.73%	2.15%(e),(g)	2.02%(e),(g)	(0.14%)	555%	$114
Year Ended 5/31/2020	$27.05	(7.27%)	2.17%(e),(g)	1.99%(e),(g)	0.21%	789%	$220
Year Ended 5/31/2019	$29.16	(14.64%)	2.20%(e)	1.99%(e)	0.22%	0%	$493
Year Ended 5/31/2018	$34.15	(6.15%)	2.24%(e)	2.03%(e)	(0.68%)	0%	$838
Institutional Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.47	0.60%	1.17%(d),(e)	1.05%(d),(e),(f)	2.65%(d)	290%	$743,565
Year Ended 5/31/2022	$28.30	(3.32%)	1.17%(e)	1.05%(e),(f)	1.15%	352%	$790,615
Year Ended 5/31/2021	$29.97	6.73%	1.16%(e),(g)	1.02%(e),(g)	0.95%	555%	$806,627
Year Ended 5/31/2020	$28.07	(6.28%)	1.17%(e),(g)	1.00%(e),(g)	1.17%	789%	$614,500
Year Ended 5/31/2019	$29.96	(13.71%)	1.20%(e)	0.99%(e)	1.23%	0%	$587,203
Year Ended 5/31/2018	$34.73	(5.35%)	1.24%(e)	1.03%(e)	0.34%	0%	$706,826
Institutional 2 Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.62	0.63%	1.12%(d),(e)	1.01%(d),(e)	2.68%(d)	290%	$562
Year Ended 5/31/2022	$28.44	(3.29%)	1.12%(e)	1.01%(e)	1.11%	352%	$665
Year Ended 5/31/2021	$30.12	6.81%	1.11%(e),(g)	0.98%(e),(g)	1.14%	555%	$876
Year Ended 5/31/2020	$28.19	(6.25%)	1.10%(e),(g)	0.92%(e),(g)	1.28%	789%	$124
Year Ended 5/31/2019	$30.07	(13.66%)	1.11%(e)	0.90%(e)	1.32%	0%	$667
Year Ended 5/31/2018	$34.84	(5.08%)	1.11%(e)	0.90%(e)	0.48%	0%	$825
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	37

Consolidated Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.54	0.40	(0.21)	0.19	—	—
Year Ended 5/31/2022	$30.22	0.39	(1.37)	(0.98)	(0.70)	(0.70)
Year Ended 5/31/2021	$28.27	0.23	1.72	1.95	—	—
Year Ended 5/31/2020	$30.14	0.36	(2.23)	(1.87)	—	—
Year Ended 5/31/2019	$34.89	0.44	(5.19)	(4.75)	—	—
Year Ended 5/31/2018	$37.63	0.20	(2.02)	(1.82)	(0.92)	(0.92)
Class R(c)
Six Months Ended 11/30/2022 (Unaudited)	$27.65	0.30	(0.20)	0.10	—	—
Year Ended 5/31/2022	$29.30	0.21	(1.33)	(1.12)	(0.53)	(0.53)
Year Ended 5/31/2021	$27.57	0.13	1.60	1.73	—	—
Year Ended 5/31/2020	$29.56	0.20	(2.19)	(1.99)	—	—
Year Ended 5/31/2019	$34.44	0.24	(5.12)	(4.88)	—	—
Year Ended 5/31/2018	$37.30	(0.08)	(1.98)	(2.06)	(0.80)	(0.80)

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2022	5/31/2022	5/31/2021	5/31/2020	5/31/2019	5/31/2018
Class A	0.03%	0.04%	0.01%	0.01%	0.02%	0.01%
Advisor Class	0.04%	0.04%	0.01%	0.01%	0.02%	0.01%
Class C	0.03%	0.04%	0.01%	0.01%	0.02%	0.01%
Institutional Class	0.03%	0.04%	0.01%	0.01%	0.02%	0.01%
Institutional 2 Class	0.03%	0.04%	0.01%	0.01%	0.02%	0.01%
Institutional 3 Class	0.03%	0.04%	less than 0.01%	0.01%	0.02%	0.01%
Class R	0.03%	0.04%	0.01%	0.01%	0.02%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 11/30/2022 (Unaudited)	$28.73	0.67%	1.07%(d),(e)	0.96%(d),(e)	2.75%(d)	290%	$7
Year Ended 5/31/2022	$28.54	(3.21%)	1.07%(e)	0.96%(e)	1.32%	352%	$7
Year Ended 5/31/2021	$30.22	6.86%	1.03%(e),(g)	0.90%(e),(g)	0.79%	555%	$8
Year Ended 5/31/2020	$28.27	(6.11%)	1.05%(e),(g)	0.88%(e),(g)	1.30%	789%	$14,960
Year Ended 5/31/2019	$30.14	(13.65%)	1.06%(e)	0.84%(e)	1.38%	0%	$17,670
Year Ended 5/31/2018	$34.89	(5.16%)	1.05%(e)	0.84%(e)	0.50%	0%	$20,459
Class R(c)
Six Months Ended 11/30/2022 (Unaudited)	$27.75	0.36%	1.65%(d),(e)	1.55%(d),(e),(f)	2.16%(d)	290%	$7
Year Ended 5/31/2022	$27.65	(3.83%)	1.66%(e)	1.55%(e),(f)	0.74%	352%	$7
Year Ended 5/31/2021	$29.30	6.31%	1.63%(e),(g)	1.51%(e),(g)	0.45%	555%	$7
Year Ended 5/31/2020	$27.57	(6.77%)	1.63%(e),(g)	1.47%(e),(g)	0.71%	789%	$7
Year Ended 5/31/2019	$29.56	(14.17%)	1.69%(e)	1.48%(e)	0.75%	0%	$7
Year Ended 5/31/2018	$34.44	(5.80%)	1.74%(e)	1.53%(e)	(0.19%)	0%	$9
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	39

Notes to Consolidated Financial Statements
November 30, 2022 (Unaudited)
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2022, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.00%	5.54%	3.85%
Net assets	$10,292	$42,393,458	$29,479,180
Net investment income (loss)	(4,952)	351,440	163,472
Net realized gain (loss)	(13)	(182,921)	4,779,415
Net change in unrealized appreciation (depreciation)	8	(1,124,221)	(2,448,250)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
40	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	41

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
42	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to generate total return through long and short positions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	43

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
44	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM, or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	45

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to obtain long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement
46	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2022:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	215,831*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	17,666,876*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	419,896*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	83,340,866
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,615,512*
Interest rate risk	Investments, at value — Options purchased	5,443,966
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,892,308*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	870,972*
Total		115,466,227

	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,185,740*
Credit risk	Upfront receipts on swap contracts	3,794,161
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	18,805,450*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,545,770*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	88,382,360
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,693,441*
Interest rate risk	Options contracts written, at value	275,136
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,314,355*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,957,937*
Total		125,954,350

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	47

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	4,658,423	—	—	—	4,658,423
Credit risk	—	—	—	—	(289,303)	(289,303)
Equity risk	—	8,629,728	—	—	(756,039)	7,873,689
Foreign exchange risk	17,319,658	—	—	—	—	17,319,658
Interest rate risk	—	1,427,381	(3,752,064)	(467,345)	4,878,571	2,086,543
Total	17,319,658	14,715,532	(3,752,064)	(467,345)	3,833,229	31,649,010

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(3,615,985)	—	—	—	(3,615,985)
Credit risk	—	—	—	—	(1,603,785)	(1,603,785)
Equity risk	—	(7,222,737)	—	—	(1,699,315)	(8,922,052)
Foreign exchange risk	(12,798,903)	—	—	—	—	(12,798,903)
Interest rate risk	—	1,721,012	3,785,876	(559,424)	1,961,513	6,908,977
Total	(12,798,903)	(9,117,710)	3,785,876	(559,424)	(1,341,587)	(20,031,748)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	814,125,943
Futures contracts — short	1,045,176,996
Credit default swap contracts — buy protection	25,425,000
Credit default swap contracts — sell protection	24,950,000

Derivative instrument	Average value ($)*
Options contracts — purchased	4,127,504
Options contracts — written	(389,568)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	66,730,257	(65,181,310)
Interest rate swap contracts	12,163,864	(13,926,315)
Total return swap contracts	467,875	(1,366,709)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2022.
48	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	49

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
50	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2022:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	944,752	-	-	-	22,460	-	967,212
Forward foreign currency exchange contracts	15,536,770	44,185,129	3,200,172	-	633,270	-	-	-	11,874,338	-	-	7,911,187	83,340,866
Options purchased calls	-	-	3,521,984	-	-	-	-	-	-	1,921,982	-	-	5,443,966
OTC credit default swap contracts (c)	-	-	-	-	-	-	-	-	-	215,831	-	-	215,831
OTC total return swap contracts (c)	-	-	-	-	-	76,062	-	-	-	-	-	-	76,062
OTC total return swap contracts on futures (c)	-	-	-	42,287	-	-	-	2,343	299,204	-	-	-	343,834
Total assets	15,536,770	44,185,129	6,722,156	42,287	633,270	76,062	944,752	2,343	12,173,542	2,137,813	22,460	7,911,187	90,387,771
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	-	-	102,929	-	-	102,929
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	1,461,515	-	-	-	146,234	-	1,607,749
Forward foreign currency exchange contracts	12,270,622	49,141,532	4,973,625	-	4,622,172	-	-	-	14,717,768	-	-	2,656,641	88,382,360
Options contracts written	-	-	178,604	-	-	-	-	-	-	96,532	-	-	275,136
OTC credit default swap contracts (c)	-	-	-	-	-	-	-	-	-	4,258,647	-	-	4,258,647
OTC total return swap contracts (c)	-	-	-	-	-	78,179	-	-	-	-	-	-	78,179
OTC total return swap contracts on futures (c)	-	-	-	73,947	-	-	-	-	1,393,644	-	-	-	1,467,591
Total liabilities	12,270,622	49,141,532	5,152,229	73,947	4,622,172	78,179	1,461,515	-	16,111,412	4,458,108	146,234	2,656,641	96,172,591
Total financial and derivative net assets	3,266,148	(4,956,403)	1,569,927	(31,660)	(3,988,902)	(2,117)	(516,763)	2,343	(3,937,870)	(2,320,295)	(123,774)	5,254,546	(5,784,820)
Total collateral received (pledged) (d)	-	(4,956,403)	-	(31,660)	-	(2,117)	-	-	(3,937,870)	(2,241,000)	-	-	(11,169,050)
Net amount (e)	3,266,148	-	1,569,927	-	(3,988,902)	-	(516,763)	2,343	-	(79,295)	(123,774)	5,254,546	5,384,230

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Consolidated Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	51

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
52	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2022 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
In addition, the Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2022, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	53

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.13
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2022, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
54	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	2,400
Class C	—	1.00(b)	5,527

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2022 through September 30, 2023	Prior to October 1, 2022
Class A	1.27%	1.27%
Advisor Class	1.02	1.02
Class C	2.02	2.02
Institutional Class	1.02	1.02
Institutional 2 Class	0.97	0.98
Institutional 3 Class	0.92	0.93
Class R	1.52	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
884,577,000	122,871,000	(157,035,000)	(34,164,000)
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	55

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(39,650,304)	(14,656,761)	(54,307,065)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,100,078,646 and $970,294,260, respectively, for the six months ended November 30, 2022, of which $1,092,047,760 and $921,393,968, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	7,450,000	3.61	2
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had an outstanding interfund loan balance at November 30, 2022 as shown in the Consolidated Statement of Assets and Liabilities. The loans are unsecured.
56	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2022.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	57

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings is continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become more settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR), which the U.S. Federal Reserve is promoting as the alternative reference rate to U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
58	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	59

Notes to Consolidated Financial Statements  (continued)
November 30, 2022 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At November 30, 2022, affiliated shareholders of record owned 93.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
60	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

 Approval of Management and SubadvisoryAgreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi Strategy Alternatives Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of AQR Capital Management, LLC (AQR), PGIM Quantitative Solutions LLC (PGIM) and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager, (collectively, the Subadvisers), the Subadvisers have been retained to perform portfolio management and related services for the Fund. Although Threadneedle is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by Threadneedle.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	61

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who
62	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that the Fund had improved performance over the one-year period ended March 31, 2022.
Additionally, the Board reviewed the performance of each of AQR and PGIM and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate AQR or PGIM.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022	63

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Additionally, the Board reviewed the level of subadvisory fees paid under each Subadvisory Agreement, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements with each of AQR and PGIM were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each of AQR and PGIM from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
64	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2022

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Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR259_05_N01_(01/23)

Semiannual Report
November 30, 2022 (Unaudited)
Columbia Dividend Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Dividend Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Dividend Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Scott Davis*
Co-Lead Portfolio Manager
Managed Fund since 2001
Michael Barclay, CFA
Co-Lead Portfolio Manager
Managed Fund since 2011
Tara Gately, CFA
Portfolio Manager
Managed Fund since 2021
* Mr. Davis has announced that he plans to retire from the Investment Manager, effective June 30, 2023.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended November 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	3.69	4.21	10.42	12.33
	Including sales charges		-2.29	-1.79	9.11	11.67
Advisor Class		11/08/12	3.82	4.46	10.70	12.62
Class C	Excluding sales charges	11/25/02	3.32	3.42	9.59	11.49
	Including sales charges		2.32	2.42	9.59	11.49
Institutional Class		03/04/98	3.82	4.48	10.70	12.61
Institutional 2 Class		11/08/12	3.82	4.50	10.77	12.72
Institutional 3 Class		11/08/12	3.87	4.57	10.83	12.78
Class R		03/28/08	3.55	3.94	10.15	12.05
Class V	Excluding sales charges	03/04/98	3.69	4.21	10.42	12.32
	Including sales charges		-2.28	-1.79	9.12	11.66
Russell 1000 Index			-0.48	-10.66	10.69	13.17
Returns for Class A shares and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Dividend Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2022)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at November 30, 2022)
Communication Services	3.3
Consumer Discretionary	5.3
Consumer Staples	8.3
Energy	8.7
Financials	16.1
Health Care	17.2
Industrials	14.8
Information Technology	17.1
Materials	2.8
Real Estate	1.0
Utilities	5.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Dividend Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2022 — November 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.90	1,020.56	4.60	4.56	0.90
Advisor Class	1,000.00	1,000.00	1,038.20	1,021.81	3.32	3.29	0.65
Class C	1,000.00	1,000.00	1,033.20	1,016.80	8.41	8.34	1.65
Institutional Class	1,000.00	1,000.00	1,038.20	1,021.81	3.32	3.29	0.65
Institutional 2 Class	1,000.00	1,000.00	1,038.20	1,022.06	3.07	3.04	0.60
Institutional 3 Class	1,000.00	1,000.00	1,038.70	1,022.31	2.81	2.79	0.55
Class R	1,000.00	1,000.00	1,035.50	1,019.30	5.87	5.82	1.15
Class V	1,000.00	1,000.00	1,036.90	1,020.56	4.60	4.56	0.90
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Dividend Income Fund | Semiannual Report 2022	5

Portfolio of Investments
November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 3.2%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	7,774,725	303,058,781
Entertainment 0.5%
Electronic Arts, Inc.	1,424,567	186,304,872
Media 1.9%
Comcast Corp., Class A	20,504,300	751,277,552
Total Communication Services		1,240,641,205
Consumer Discretionary 5.1%
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	2,116,084	577,246,554
Multiline Retail 1.0%
Target Corp.	2,324,363	388,331,327
Specialty Retail 2.2%
Home Depot, Inc. (The)	2,704,682	876,289,921
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	1,337,419	146,701,490
Total Consumer Discretionary		1,988,569,292
Consumer Staples 8.1%
Beverages 2.9%
Coca-Cola Co. (The)	8,672,703	551,670,638
PepsiCo, Inc.	2,927,693	543,116,328
Total		1,094,786,966
Food & Staples Retailing 0.7%
Walmart, Inc.	1,817,642	277,044,994
Food Products 1.1%
Mondelez International, Inc., Class A	6,351,240	429,407,336
Household Products 2.2%
Procter & Gamble Co. (The)	5,702,805	850,630,394
Tobacco 1.2%
Philip Morris International, Inc.	4,715,986	470,042,325
Total Consumer Staples		3,121,912,015
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.5%
Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.	5,479,647	1,004,474,092
ConocoPhillips Co.	2,906,095	358,931,793
EOG Resources, Inc.	4,363,744	619,346,186
Exxon Mobil Corp.	7,990,887	889,705,359
Valero Energy Corp.	3,062,350	409,191,207
Total		3,281,648,637
Total Energy		3,281,648,637
Financials 15.7%
Banks 8.7%
Bank of America Corp.	23,244,860	879,817,951
JPMorgan Chase & Co.	7,978,735	1,102,501,602
PNC Financial Services Group, Inc. (The)	3,018,843	507,950,523
U.S. Bancorp	10,507,501	476,935,471
Wells Fargo & Co.	8,236,056	394,918,885
Total		3,362,124,432
Capital Markets 3.7%
BlackRock, Inc.	576,265	412,605,740
CME Group, Inc.	2,285,297	403,354,920
Morgan Stanley	3,137,288	291,987,394
Northern Trust Corp.	3,561,896	331,648,137
Total		1,439,596,191
Insurance 3.3%
Chubb Ltd.	2,622,054	575,776,838
Marsh & McLennan Companies, Inc.	3,897,962	675,049,059
Total		1,250,825,897
Total Financials		6,052,546,520
Health Care 16.7%
Biotechnology 2.3%
AbbVie, Inc.	5,404,287	871,062,979
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	3,438,743	369,939,972
Becton Dickinson and Co.	1,885,617	470,159,742
Medtronic PLC	4,617,170	364,941,117
Total		1,205,040,831
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Dividend Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.0%
Cigna Corp.	956,662	314,636,565
Elevance Health, Inc.	851,870	453,978,561
UnitedHealth Group, Inc.	1,445,346	791,702,725
Total		1,560,317,851
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	4,045,369	324,762,223
Eli Lilly & Co.	944,631	350,533,671
Johnson & Johnson	6,940,079	1,235,334,062
Merck & Co., Inc.	8,450,721	930,593,397
Total		2,841,223,353
Total Health Care		6,477,645,014
Industrials 14.4%
Aerospace & Defense 3.0%
Lockheed Martin Corp.	922,645	447,658,127
Northrop Grumman Corp.	1,376,096	733,858,236
Total		1,181,516,363
Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	3,682,134	698,611,284
Building Products 1.0%
Trane Technologies PLC	2,112,337	376,883,168
Commercial Services & Supplies 1.2%
Waste Management, Inc.	2,707,545	454,109,447
Electrical Equipment 0.9%
Eaton Corp. PLC	2,162,433	353,449,674
Industrial Conglomerates 1.8%
Honeywell International, Inc.	3,166,815	695,274,233
Machinery 2.6%
Cummins, Inc.	1,201,809	301,846,348
Deere & Co.	788,567	347,758,047
Parker-Hannifin Corp.	1,203,926	359,901,639
Total		1,009,506,034
Professional Services 0.4%
Booz Allen Hamilton Holding Corp.	1,468,995	156,301,068
Road & Rail 1.7%
Union Pacific Corp.	3,033,254	659,520,417
Total Industrials		5,585,171,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.7%
Communications Equipment 2.1%
Cisco Systems, Inc.	15,974,590	794,256,615
IT Services 3.6%
Accenture PLC, Class A	1,553,779	467,578,714
Automatic Data Processing, Inc.	1,648,121	435,334,681
International Business Machines Corp.	3,420,402	509,297,858
Total		1,412,211,253
Semiconductors & Semiconductor Equipment 8.6%
Analog Devices, Inc.	3,008,512	517,193,298
Broadcom, Inc.	1,353,083	745,589,326
KLA Corp.	1,473,128	579,160,273
Lam Research Corp.	950,995	449,231,018
Microchip Technology, Inc.	5,696,802	451,129,750
Texas Instruments, Inc.	3,253,605	587,145,558
Total		3,329,449,223
Software 2.4%
Microsoft Corp.	3,585,714	914,859,070
Total Information Technology		6,450,776,161
Materials 2.7%
Chemicals 1.8%
Linde PLC	1,213,333	408,262,288
PPG Industries, Inc.	2,079,701	281,217,169
Total		689,479,457
Containers & Packaging 0.9%
Avery Dennison Corp.	1,231,555	238,096,528
Packaging Corp. of America	873,324	118,675,999
Total		356,772,527
Total Materials		1,046,251,984
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
AvalonBay Communities, Inc.	1,053,729	184,297,202
Crown Castle, Inc.	1,418,730	200,650,984
Total		384,948,186
Total Real Estate		384,948,186

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.3%
Electric Utilities 3.2%
American Electric Power Co., Inc.	2,589,439	250,657,695
Entergy Corp.	1,901,671	221,107,287
Eversource Energy	2,236,194	185,291,035
NextEra Energy, Inc.	4,337,772	367,409,289
Xcel Energy, Inc.	3,316,674	232,896,848
Total		1,257,362,154
Multi-Utilities 2.1%
Ameren Corp.	2,528,804	225,872,773
CMS Energy Corp.	2,778,646	169,691,911
DTE Energy Co.	1,226,812	142,322,460
WEC Energy Group, Inc.	2,594,725	257,241,037
Total		795,128,181
Total Utilities		2,052,490,335
Total Common Stocks (Cost $24,703,463,566)		37,682,601,037

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(a),(b)	958,797,740	958,414,221
Total Money Market Funds (Cost $958,706,388)		958,414,221
Total Investments in Securities (Cost: $25,662,169,954)		38,641,015,258
Other Assets & Liabilities, Net		43,491,766
Net Assets		38,684,507,024

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	862,509,688	1,129,159,756	(1,033,255,390)	167	958,414,221	(826)	11,111,233	958,797,740
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Dividend Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,240,641,205	—	—	1,240,641,205
Consumer Discretionary	1,988,569,292	—	—	1,988,569,292
Consumer Staples	3,121,912,015	—	—	3,121,912,015
Energy	3,281,648,637	—	—	3,281,648,637
Financials	6,052,546,520	—	—	6,052,546,520
Health Care	6,477,645,014	—	—	6,477,645,014
Industrials	5,585,171,688	—	—	5,585,171,688
Information Technology	6,450,776,161	—	—	6,450,776,161
Materials	1,046,251,984	—	—	1,046,251,984
Real Estate	384,948,186	—	—	384,948,186
Utilities	2,052,490,335	—	—	2,052,490,335
Total Common Stocks	37,682,601,037	—	—	37,682,601,037
Money Market Funds	958,414,221	—	—	958,414,221
Total Investments in Securities	38,641,015,258	—	—	38,641,015,258
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
November 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $24,703,463,566)	$37,682,601,037
Affiliated issuers (cost $958,706,388)	958,414,221
Receivable for:
Capital shares sold	25,435,791
Dividends	88,510,693
Prepaid expenses	271,676
Trustees’ deferred compensation plan	731,404
Other assets	152,793
Total assets	38,756,117,615
Liabilities
Payable for:
Investments purchased	19,577,594
Capital shares purchased	46,974,794
Management services fees	548,298
Distribution and/or service fees	70,090
Transfer agent fees	3,084,135
Compensation of board members	304,972
Compensation of chief compliance officer	3,317
Other expenses	315,987
Trustees’ deferred compensation plan	731,404
Total liabilities	71,610,591
Net assets applicable to outstanding capital stock	$38,684,507,024
Represented by
Paid in capital	24,655,724,984
Total distributable earnings (loss)	14,028,782,040
Total - representing net assets applicable to outstanding capital stock	$38,684,507,024
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Dividend Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
November 30, 2022 (Unaudited)
Class A
Net assets	$4,436,503,134
Shares outstanding	144,933,545
Net asset value per share	$30.61
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$32.48
Advisor Class
Net assets	$3,454,663,558
Shares outstanding	110,663,219
Net asset value per share	$31.22
Class C
Net assets	$1,370,706,634
Shares outstanding	46,387,283
Net asset value per share	$29.55
Institutional Class
Net assets	$18,197,100,825
Shares outstanding	593,742,955
Net asset value per share	$30.65
Institutional 2 Class
Net assets	$3,097,888,179
Shares outstanding	99,340,461
Net asset value per share	$31.18
Institutional 3 Class
Net assets	$7,813,374,516
Shares outstanding	250,133,473
Net asset value per share	$31.24
Class R
Net assets	$224,799,297
Shares outstanding	7,339,464
Net asset value per share	$30.63
Class V
Net assets	$89,470,881
Shares outstanding	2,921,393
Net asset value per share	$30.63
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$32.50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended November 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$479,635,337
Dividends — affiliated issuers	11,111,233
Interfund lending	12,236
Total income	490,758,806
Expenses:
Management services fees	95,107,537
Distribution and/or service fees
Class A	5,215,315
Class C	6,409,205
Class R	537,195
Class V	106,222
Transfer agent fees
Class A	2,408,106
Advisor Class	1,844,064
Class C	739,827
Institutional Class	9,743,560
Institutional 2 Class	802,398
Institutional 3 Class	255,024
Class R	124,006
Class V	49,040
Compensation of board members	258,124
Custodian fees	77,594
Printing and postage fees	642,227
Registration fees	346,826
Audit fees	15,060
Legal fees	237,101
Compensation of chief compliance officer	3,316
Other	235,003
Total expenses	125,156,750
Expense reduction	(1,860)
Total net expenses	125,154,890
Net investment income	365,603,916
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	558,907,606
Investments — affiliated issuers	(826)
Net realized gain	558,906,780
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	460,872,987
Investments — affiliated issuers	167
Net change in unrealized appreciation (depreciation)	460,873,154
Net realized and unrealized gain	1,019,779,934
Net increase in net assets resulting from operations	$1,385,383,850
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Dividend Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Operations
Net investment income	$365,603,916	$604,521,277
Net realized gain	558,906,780	452,076,428
Net change in unrealized appreciation (depreciation)	460,873,154	405,905,851
Net increase in net assets resulting from operations	1,385,383,850	1,462,503,556
Distributions to shareholders
Net investment income and net realized gains
Class A	(33,836,450)	(124,980,544)
Advisor Class	(29,328,299)	(101,221,238)
Class C	(5,587,645)	(29,165,217)
Institutional Class	(157,822,763)	(540,399,033)
Institutional 2 Class	(26,849,170)	(99,465,229)
Institutional 3 Class	(70,787,654)	(231,722,717)
Class R	(1,458,287)	(6,024,068)
Class V	(689,296)	(2,666,349)
Total distributions to shareholders	(326,359,564)	(1,135,644,395)
Increase (decrease) in net assets from capital stock activity	(124,564,507)	2,311,117,128
Total increase in net assets	934,459,779	2,637,976,289
Net assets at beginning of period	37,750,047,245	35,112,070,956
Net assets at end of period	$38,684,507,024	$37,750,047,245
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2022 (Unaudited)		May 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	11,363,203	321,649,100	29,845,816	900,339,496
Distributions reinvested	1,046,469	28,622,354	3,486,547	105,441,363
Redemptions	(15,031,027)	(422,453,599)	(29,779,035)	(899,331,555)
Net increase (decrease)	(2,621,355)	(72,182,145)	3,553,328	106,449,304
Advisor Class
Subscriptions	12,124,294	352,168,762	38,790,900	1,192,233,253
Distributions reinvested	1,045,500	29,144,828	3,265,878	100,532,706
Redemptions	(12,490,238)	(361,460,584)	(36,553,500)	(1,127,088,618)
Net increase	679,556	19,853,006	5,503,278	165,677,341
Class C
Subscriptions	3,015,112	82,874,188	9,101,820	265,699,953
Distributions reinvested	181,679	4,804,138	854,445	25,139,789
Redemptions	(3,794,953)	(103,395,719)	(8,146,924)	(237,516,776)
Net increase (decrease)	(598,162)	(15,717,393)	1,809,341	53,322,966
Institutional Class
Subscriptions	60,397,713	1,710,175,318	152,870,803	4,612,757,750
Distributions reinvested	5,069,230	138,751,443	15,623,440	472,403,308
Redemptions	(65,735,626)	(1,860,043,984)	(128,602,883)	(3,888,570,214)
Net increase (decrease)	(268,683)	(11,117,223)	39,891,360	1,196,590,844
Institutional 2 Class
Subscriptions	13,694,131	393,560,322	28,189,723	863,966,863
Distributions reinvested	945,250	26,317,038	3,177,985	97,637,694
Redemptions	(13,308,645)	(380,114,859)	(36,383,818)	(1,124,641,415)
Net increase (decrease)	1,330,736	39,762,501	(5,016,110)	(163,036,858)
Institutional 3 Class
Subscriptions	22,765,507	655,450,310	72,446,071	2,228,533,037
Distributions reinvested	1,702,306	47,470,819	4,950,475	152,421,625
Redemptions	(26,800,820)	(774,417,113)	(46,594,347)	(1,434,309,179)
Net increase (decrease)	(2,333,007)	(71,495,984)	30,802,199	946,645,483
Class R
Subscriptions	382,331	10,892,644	1,619,319	48,845,688
Distributions reinvested	53,163	1,455,457	198,217	6,012,034
Redemptions	(785,122)	(22,301,410)	(1,499,767)	(45,215,627)
Net increase (decrease)	(349,628)	(9,953,309)	317,769	9,642,095
Class V
Subscriptions	5,396	151,101	22,295	670,913
Distributions reinvested	20,441	559,279	71,346	2,158,582
Redemptions	(154,152)	(4,424,340)	(231,428)	(7,003,542)
Net decrease	(128,315)	(3,713,960)	(137,787)	(4,174,047)
Total net increase (decrease)	(4,288,858)	(124,564,507)	76,723,378	2,311,117,128
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Dividend Income Fund | Semiannual Report 2022

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Columbia Dividend Income Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2022 (Unaudited)	$29.77	0.26	0.81	1.07	(0.23)	—	(0.23)
Year Ended 5/31/2022	$29.50	0.42	0.71	1.13	(0.41)	(0.45)	(0.86)
Year Ended 5/31/2021	$22.13	0.38	7.37	7.75	(0.38)	—	(0.38)
Year Ended 5/31/2020	$21.45	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Year Ended 5/31/2019	$21.63	0.39	0.88	1.27	(0.38)	(1.07)	(1.45)
Year Ended 5/31/2018	$20.46	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Advisor Class
Six Months Ended 11/30/2022 (Unaudited)	$30.36	0.30	0.83	1.13	(0.27)	—	(0.27)
Year Ended 5/31/2022	$30.06	0.51	0.72	1.23	(0.48)	(0.45)	(0.93)
Year Ended 5/31/2021	$22.54	0.45	7.51	7.96	(0.44)	—	(0.44)
Year Ended 5/31/2020	$21.84	0.48	0.94	1.42	(0.46)	(0.26)	(0.72)
Year Ended 5/31/2019	$22.00	0.45	0.89	1.34	(0.43)	(1.07)	(1.50)
Year Ended 5/31/2018	$20.80	0.42	1.78	2.20	(0.40)	(0.60)	(1.00)
Class C
Six Months Ended 11/30/2022 (Unaudited)	$28.73	0.15	0.79	0.94	(0.12)	—	(0.12)
Year Ended 5/31/2022	$28.49	0.19	0.68	0.87	(0.18)	(0.45)	(0.63)
Year Ended 5/31/2021	$21.38	0.18	7.14	7.32	(0.21)	—	(0.21)
Year Ended 5/31/2020	$20.73	0.23	0.91	1.14	(0.23)	(0.26)	(0.49)
Year Ended 5/31/2019	$20.95	0.22	0.84	1.06	(0.21)	(1.07)	(1.28)
Year Ended 5/31/2018	$19.84	0.19	1.70	1.89	(0.18)	(0.60)	(0.78)
Institutional Class
Six Months Ended 11/30/2022 (Unaudited)	$29.81	0.30	0.81	1.11	(0.27)	—	(0.27)
Year Ended 5/31/2022	$29.53	0.50	0.71	1.21	(0.48)	(0.45)	(0.93)
Year Ended 5/31/2021	$22.15	0.44	7.38	7.82	(0.44)	—	(0.44)
Year Ended 5/31/2020	$21.48	0.47	0.92	1.39	(0.46)	(0.26)	(0.72)
Year Ended 5/31/2019	$21.66	0.44	0.88	1.32	(0.43)	(1.07)	(1.50)
Year Ended 5/31/2018	$20.48	0.41	1.77	2.18	(0.40)	(0.60)	(1.00)
Institutional 2 Class
Six Months Ended 11/30/2022 (Unaudited)	$30.33	0.31	0.82	1.13	(0.28)	—	(0.28)
Year Ended 5/31/2022	$30.03	0.52	0.73	1.25	(0.50)	(0.45)	(0.95)
Year Ended 5/31/2021	$22.52	0.46	7.51	7.97	(0.46)	—	(0.46)
Year Ended 5/31/2020	$21.83	0.49	0.94	1.43	(0.48)	(0.26)	(0.74)
Year Ended 5/31/2019	$21.99	0.47	0.89	1.36	(0.45)	(1.07)	(1.52)
Year Ended 5/31/2018	$20.78	0.44	1.79	2.23	(0.42)	(0.60)	(1.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Dividend Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2022 (Unaudited)	$30.61	3.69%	0.90%(c)	0.90%(c),(d)	1.83%(c)	9%	$4,436,503
Year Ended 5/31/2022	$29.77	3.80%	0.90%	0.90%(d)	1.38%	16%	$4,392,792
Year Ended 5/31/2021	$29.50	35.42%	0.92%	0.92%(d)	1.49%	11%	$4,247,346
Year Ended 5/31/2020	$22.13	6.26%	0.94%	0.94%(d)	1.80%	14%	$2,689,884
Year Ended 5/31/2019	$21.45	6.10%	0.96%	0.96%(d)	1.77%	13%	$2,094,539
Year Ended 5/31/2018	$21.63	10.35%	0.97%	0.97%(d)	1.66%	15%	$1,834,772
Advisor Class
Six Months Ended 11/30/2022 (Unaudited)	$31.22	3.82%	0.65%(c)	0.65%(c),(d)	2.08%(c)	9%	$3,454,664
Year Ended 5/31/2022	$30.36	4.08%	0.65%	0.65%(d)	1.63%	16%	$3,338,904
Year Ended 5/31/2021	$30.06	35.76%	0.67%	0.67%(d)	1.74%	11%	$3,140,636
Year Ended 5/31/2020	$22.54	6.53%	0.69%	0.69%(d)	2.07%	14%	$1,640,078
Year Ended 5/31/2019	$21.84	6.35%	0.71%	0.71%(d)	2.04%	13%	$815,017
Year Ended 5/31/2018	$22.00	10.60%	0.72%	0.72%(d)	1.93%	15%	$564,834
Class C
Six Months Ended 11/30/2022 (Unaudited)	$29.55	3.32%	1.65%(c)	1.65%(c),(d)	1.08%(c)	9%	$1,370,707
Year Ended 5/31/2022	$28.73	3.01%	1.65%	1.65%(d)	0.63%	16%	$1,350,125
Year Ended 5/31/2021	$28.49	34.43%	1.67%	1.67%(d)	0.75%	11%	$1,286,989
Year Ended 5/31/2020	$21.38	5.44%	1.69%	1.69%(d)	1.05%	14%	$1,037,413
Year Ended 5/31/2019	$20.73	5.29%	1.71%	1.71%(d)	1.02%	13%	$856,621
Year Ended 5/31/2018	$20.95	9.53%	1.72%	1.72%(d)	0.91%	15%	$809,269
Institutional Class
Six Months Ended 11/30/2022 (Unaudited)	$30.65	3.82%	0.65%(c)	0.65%(c),(d)	2.08%(c)	9%	$18,197,101
Year Ended 5/31/2022	$29.81	4.09%	0.65%	0.65%(d)	1.63%	16%	$17,707,133
Year Ended 5/31/2021	$29.53	35.76%	0.67%	0.67%(d)	1.74%	11%	$16,364,361
Year Ended 5/31/2020	$22.15	6.50%	0.69%	0.69%(d)	2.06%	14%	$9,604,530
Year Ended 5/31/2019	$21.48	6.36%	0.71%	0.71%(d)	2.02%	13%	$5,966,124
Year Ended 5/31/2018	$21.66	10.67%	0.72%	0.72%(d)	1.89%	15%	$4,781,049
Institutional 2 Class
Six Months Ended 11/30/2022 (Unaudited)	$31.18	3.82%	0.60%(c)	0.60%(c)	2.14%(c)	9%	$3,097,888
Year Ended 5/31/2022	$30.33	4.16%	0.59%	0.59%	1.69%	16%	$2,972,324
Year Ended 5/31/2021	$30.03	35.84%	0.61%	0.61%	1.79%	11%	$3,093,985
Year Ended 5/31/2020	$22.52	6.57%	0.62%	0.62%	2.13%	14%	$1,385,364
Year Ended 5/31/2019	$21.83	6.44%	0.63%	0.63%	2.11%	13%	$772,924
Year Ended 5/31/2018	$21.99	10.76%	0.63%	0.63%	2.00%	15%	$605,285
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2022 (Unaudited)	$30.38	0.32	0.82	1.14	(0.28)	—	(0.28)
Year Ended 5/31/2022	$30.08	0.54	0.73	1.27	(0.52)	(0.45)	(0.97)
Year Ended 5/31/2021	$22.55	0.48	7.52	8.00	(0.47)	—	(0.47)
Year Ended 5/31/2020	$21.86	0.50	0.94	1.44	(0.49)	(0.26)	(0.75)
Year Ended 5/31/2019	$22.02	0.48	0.89	1.37	(0.46)	(1.07)	(1.53)
Year Ended 5/31/2018	$20.80	0.46	1.78	2.24	(0.42)	(0.60)	(1.02)
Class R
Six Months Ended 11/30/2022 (Unaudited)	$29.79	0.22	0.81	1.03	(0.19)	—	(0.19)
Year Ended 5/31/2022	$29.51	0.35	0.71	1.06	(0.33)	(0.45)	(0.78)
Year Ended 5/31/2021	$22.14	0.31	7.38	7.69	(0.32)	—	(0.32)
Year Ended 5/31/2020	$21.46	0.35	0.94	1.29	(0.35)	(0.26)	(0.61)
Year Ended 5/31/2019	$21.64	0.33	0.88	1.21	(0.32)	(1.07)	(1.39)
Year Ended 5/31/2018	$20.47	0.30	1.76	2.06	(0.29)	(0.60)	(0.89)
Class V
Six Months Ended 11/30/2022 (Unaudited)	$29.79	0.26	0.81	1.07	(0.23)	—	(0.23)
Year Ended 5/31/2022	$29.51	0.42	0.72	1.14	(0.41)	(0.45)	(0.86)
Year Ended 5/31/2021	$22.14	0.38	7.37	7.75	(0.38)	—	(0.38)
Year Ended 5/31/2020	$21.46	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Year Ended 5/31/2019	$21.64	0.39	0.88	1.27	(0.38)	(1.07)	(1.45)
Year Ended 5/31/2018	$20.47	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Dividend Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2022 (Unaudited)	$31.24	3.87%	0.55%(c)	0.55%(c)	2.18%(c)	9%	$7,813,375
Year Ended 5/31/2022	$30.38	4.20%	0.55%	0.55%	1.74%	16%	$7,668,907
Year Ended 5/31/2021	$30.08	35.95%	0.56%	0.56%	1.85%	11%	$6,667,177
Year Ended 5/31/2020	$22.55	6.62%	0.57%	0.57%	2.17%	14%	$3,986,971
Year Ended 5/31/2019	$21.86	6.48%	0.58%	0.58%	2.15%	13%	$2,955,434
Year Ended 5/31/2018	$22.02	10.84%	0.59%	0.59%	2.08%	15%	$2,587,372
Class R
Six Months Ended 11/30/2022 (Unaudited)	$30.63	3.55%	1.15%(c)	1.15%(c),(d)	1.58%(c)	9%	$224,799
Year Ended 5/31/2022	$29.79	3.56%	1.15%	1.15%(d)	1.13%	16%	$229,025
Year Ended 5/31/2021	$29.51	35.08%	1.17%	1.17%(d)	1.24%	11%	$217,516
Year Ended 5/31/2020	$22.14	5.97%	1.19%	1.19%(d)	1.54%	14%	$137,720
Year Ended 5/31/2019	$21.46	5.83%	1.21%	1.21%(d)	1.52%	13%	$113,166
Year Ended 5/31/2018	$21.64	10.07%	1.22%	1.22%(d)	1.41%	15%	$104,036
Class V
Six Months Ended 11/30/2022 (Unaudited)	$30.63	3.69%	0.90%(c)	0.90%(c),(d)	1.82%(c)	9%	$89,471
Year Ended 5/31/2022	$29.79	3.83%	0.90%	0.90%(d)	1.38%	16%	$90,837
Year Ended 5/31/2021	$29.51	35.40%	0.92%	0.92%(d)	1.50%	11%	$94,062
Year Ended 5/31/2020	$22.14	6.26%	0.94%	0.94%(d)	1.78%	14%	$74,269
Year Ended 5/31/2019	$21.46	6.10%	0.96%	0.96%(d)	1.76%	13%	$76,067
Year Ended 5/31/2018	$21.64	10.35%	0.97%	0.97%(d)	1.66%	15%	$81,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2022	19

Notes to Financial Statements
November 30, 2022 (Unaudited)
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Effective November 1, 2021, the Fund was closed to new investors, other than those who invest in the Fund through certain financial intermediaries selected by Columbia Management Investment Distributors, Inc. (the Distributor) and retirement plans currently invested and those approved by the Distributor to invest in the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Dividend Income Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective July 1, 2022, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5025% as the Fund’s net assets increase. Prior to July 1, 2022, the management services fee was equal to a percentage of the Fund’s daily net assets that declined from 0.72% to 0.505% as the Fund’s net assets increased. The annualized effective management services fee rate for the six months ended November 30, 2022 was 0.5293% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
22	Columbia Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2022, these minimum account balance fees reduced total expenses of the Fund by $1,860.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Dividend Income Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	2,024,478
Class C	—	1.00(b)	55,176
Class V	5.75	0.50 - 1.00(a)	204

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2023
Class A	1.10%
Advisor Class	0.85
Class C	1.85
Institutional Class	0.85
Institutional 2 Class	0.79
Institutional 3 Class	0.74
Class R	1.35
Class V	1.10
24	Columbia Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
25,662,170,000	13,299,904,000	(321,059,000)	12,978,845,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,133,268,661 and $3,283,639,664, respectively, for the six months ended November 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Dividend Income Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,441,176	2.48	34
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2022.
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in
26	Columbia Dividend Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At November 30, 2022, two unaffiliated shareholders of record owned 29.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Dividend Income Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Dividend Income Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Dividend Income Fund | Semiannual Report 2022	29

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
30	Columbia Dividend Income Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. The Board also considered the benefits of the proposed additional breakpoints to the Fund’s current fee rate schedule (the Proposed Additional Breakpoints).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. In this regard, the Board noted the Proposed Additional Breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Dividend Income Fund | Semiannual Report 2022	31

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32	Columbia Dividend Income Fund | Semiannual Report 2022

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Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR139_05_N01_(01/23)

Semiannual Report
November 30, 2022 (Unaudited)
Columbia High Yield Municipal Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia High Yield Municipal Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia High Yield Municipal Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended November 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	-6.73	-16.52	0.50	2.17
	Including sales charges		-9.52	-19.00	-0.11	1.86
Advisor Class*		03/19/13	-6.72	-16.33	0.70	2.39
Class C	Excluding sales charges	07/15/02	-7.01	-17.02	-0.13	1.53
	Including sales charges		-7.92	-17.82	-0.13	1.53
Institutional Class		03/05/84	-6.73	-16.35	0.70	2.38
Institutional 2 Class		11/08/12	-6.73	-16.35	0.73	2.45
Institutional 3 Class*		03/01/17	-6.68	-16.33	0.78	2.43
Blended Benchmark			-3.88	-11.92	2.64	3.21
Bloomberg High Yield Municipal Bond Index			-4.50	-12.73	2.93	3.51
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 80% Bloomberg High Yield Municipal Bond Index and 20% Bloomberg Municipal Bond Index.
The Bloomberg High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.
The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia High Yield Municipal Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at November 30, 2022)
AAA rating	3.4
AA rating	2.6
A rating	9.1
BBB rating	16.6
BB rating	11.7
B rating	2.5
CCC rating	0.3
Not rated	53.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at November 30, 2022)
Illinois	10.2
Colorado	9.5
Florida	8.4
Texas	8.1
Puerto Rico	6.6
New York	5.3
California	4.7
Wisconsin	4.6
Ohio	3.8
Pennsylvania	3.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia High Yield Municipal Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2022 — November 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	932.70	1,020.86	4.07	4.26	0.84
Advisor Class	1,000.00	1,000.00	932.80	1,021.86	3.10	3.24	0.64
Class C	1,000.00	1,000.00	929.90	1,017.85	6.97	7.28	1.44
Institutional Class	1,000.00	1,000.00	932.70	1,021.86	3.10	3.24	0.64
Institutional 2 Class	1,000.00	1,000.00	932.70	1,022.01	2.96	3.09	0.61
Institutional 3 Class	1,000.00	1,000.00	933.20	1,022.26	2.71	2.84	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia High Yield Municipal Fund | Semiannual Report 2022	5

Portfolio of Investments
November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Sumter County Industrial Development Authority(a)
Revenue Bonds
Green Bonds - Enviva, Inc.
Series 2022 (Mandatory Put 07/15/32)
07/15/2052	6.000%	3,000,000	2,792,246
Alaska 0.1%
Northern Tobacco Securitization Corp.(b)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	566,441
Arizona 2.6%
Arizona Industrial Development Authority(c)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	2,100,000
Series 2021A
07/01/2051	6.000%	500,000	350,000
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,404,267
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	2,752,863
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,025,868
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,500,418
Series 2018
02/15/2048	5.000%	230,000	227,190
Maricopa County Industrial Development Authority(a),(c)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	5,000,000	3,984,095
Total			14,344,701
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 4.6%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	390,000	389,771
California Municipal Finance Authority(a),(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,263,981
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	1,000,000	1,005,329
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,007,747
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	505,737
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,498,593
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	5,000,000	3,830,912
CSCDA Community Improvement Authority(c)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,329,327
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	1,973,427
Golden State Tobacco Securitization Corp.(b)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,288,280
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	819,795
Hastings Campus Housing Finance Authority(b),(c)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,026,902
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,059,974
Total			25,036,475
Colorado 9.3%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,000,000	2,950,880
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	861,172
City & County of Denver Airport System(a)
Revenue Bonds
Series 2022A
11/15/2047	5.000%	900,000	927,869
11/15/2053	5.500%	600,000	639,488
Colorado Bridge Enterprise(a)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,427,404
Colorado Educational & Cultural Facilities Authority(c)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	529,994
07/01/2061	4.000%	1,225,000	861,115
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	744,855
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,710,982
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	1,000,000	1,064,637
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2058	5.000%	3,250,000	2,473,420
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,854,274
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,251,886
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	2,998,509
Fitzsimons Village Metropolitan District No. 3
Limited General Obligation Refunding Bonds
Series 2021A-1
12/01/2055	4.250%	2,000,000	1,383,457
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	3,761,187
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	1,986,784
Peak Metropolitan District No. 1(c)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	978,933
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	1,680,722
RRC Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,041,460
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	1,936,904
Senac South Metropolitan District No. 1
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,503,455

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,140,684
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,007,334
Waterfront at Foster Lake Metropolitan District No. 2
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,810,344
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	2,600,200
Total			51,127,949
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,541,009
Stamford Housing Authority(c),(e)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,001,385
Total			2,542,394
District of Columbia 0.5%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	583,219
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	1,977,037
Total			2,560,256
Florida 8.2%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,000,000	3,545,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	222,024
01/01/2056	5.000%	1,000,000	771,664
Capital Trust Agency, Inc.(c),(d)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	782,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,029,500
Capital Trust Agency, Inc.(b),(c)
Subordinated
07/01/2061	0.000%	30,000,000	1,433,397
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,436,264
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,369,718
City of Tampa(b)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	405,629
County of Miami-Dade(b)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,024,383
County of Osceola Transportation(b)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	358,885
Series 2020A-2
10/01/2046	0.000%	3,175,000	804,149
10/01/2048	0.000%	2,000,000	448,464
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	3,000,000	3,088,607

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	1,615,218
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,016,157
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,888,235
Revenue Bonds
Cornerstone Charter Academy Project
Series 2022
10/01/2052	5.125%	1,000,000	896,239
10/01/2056	5.250%	1,900,000	1,696,983
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,707,926
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,907,234
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,579,755
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	2,953,460
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,271,019
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,115,699
Seminole County Industrial Development Authority(c)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	615,385
06/15/2056	4.000%	1,410,000	1,007,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,026
Total			45,275,891
Georgia 2.2%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,408,665
Georgia State Road & Tollway Authority(c),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,633,191
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,421,284
Savannah Economic Development Authority
Prerefunded 01/01/24 Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,666,418
Total			12,129,558
Idaho 0.9%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,000,000	2,830,391
Spring Valley Community Infrastructure District No. 1(c)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,159,586
Total			4,989,977
Illinois 10.0%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,260,854
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,637,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,004,498
Series 2012A
12/01/2042	5.000%	1,000,000	953,385
Series 2016B
12/01/2046	6.500%	1,500,000	1,585,533
Series 2018D
12/01/2046	5.000%	5,000,000	4,745,614
Series 2022A
12/01/2047	4.000%	6,000,000	4,885,158
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	511,777
Chicago O’Hare International Airport(a)
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	800,121
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,361,359
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,006,781
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	627,919
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,025,440
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,241,831
Metropolitan Pier & Exposition Authority(b)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,307,225
06/15/2038	0.000%	3,000,000	1,405,516
State of Illinois
Unlimited General Obligation Bonds
Series 2016
01/01/2041	5.000%	3,830,000	3,851,539
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
12/01/2035	5.000%	1,345,000	1,377,101
12/01/2038	5.000%	3,000,000	3,051,992
Series 2018A
05/01/2032	5.000%	2,500,000	2,603,600
05/01/2040	5.000%	1,000,000	1,012,356
05/01/2041	5.000%	3,910,000	3,946,728
05/01/2043	5.000%	3,000,000	3,019,639
Series 2020
05/01/2039	5.500%	570,000	601,314
05/01/2045	5.750%	750,000	790,335
Series 2022A
03/01/2047	5.500%	2,700,000	2,813,884
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,039,902
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	557,000	514,622
Total			54,983,117
Iowa 3.0%
Iowa Finance Authority(f)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,931,669	2,012,564
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	2,700,000	2,548,703
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	2,665,256
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,514,315
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	2,474,255
Iowa Tobacco Settlement Authority(b)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	5,459,065
Total			16,674,158

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 1.0%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,618,487
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,000,000	2,782,753
Total			5,401,240
Kentucky 0.7%
City of Henderson(a),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,645,691
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,003,606
Total			3,649,297
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	26,724
Louisiana Public Facilities Authority(a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	3,420,000	3,446,277
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,007,736
Total			7,480,737
Maine 0.4%
Finance Authority of Maine(a),(c)
Revenue Bonds
Green Bonds Go Lab Madison LLC Project
Series 2021
12/01/2051	8.000%	3,000,000	2,058,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.8%
Maryland Economic Development Corp.(a)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	2,000,000	2,064,422
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,130,082
Total			4,194,504
Massachusetts 1.0%
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,024,669
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,037,620
Massachusetts Educational Financing Authority(a)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,396,677
Total			5,458,966
Michigan 0.6%
Michigan Finance Authority(b)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	3,168,559
Minnesota 0.7%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	452,466
05/01/2051	5.000%	1,500,000	1,315,813
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,908,250
Total			3,676,529

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.0%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,800,000	1,527,832
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,233,326
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,820,670
Total			5,581,828
Montana 0.2%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	1,500,000	1,232,359
Nevada 1.0%
City of Reno(b),(c)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	16,000,000	1,880,115
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,373,802
Series 2018A
12/15/2048	5.000%	1,500,000	1,375,487
Total			5,629,404
New Hampshire 0.7%
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,444,648
New Hampshire Health and Education Facilities Authority Act(d)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,086,967	459,133
Total			3,903,781
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 2.3%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,036,994
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,117,081
Middlesex County Improvement Authority(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(a)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,155
New Jersey Economic Development Authority
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	350,000	357,394
New Jersey Higher Education Student Assistance Authority(a)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	5,000,885
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,766,143
South Jersey Port Corp.(a)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	588,539
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	990,632
Total			12,857,835
New York 5.2%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,330,472

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	715,000	716,313
Glen Cove Local Economic Assistance Corp.(f)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,068,273
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,500,000	1,157,425
Jefferson County Industrial Development Agency(a),(c)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	745,200
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,035,119
Nassau County Tobacco Settlement Corp.(b)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,298,072
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,781,178
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,263,588
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	5,500,000	5,480,342
10/01/2045	4.375%	2,500,000	2,275,863
Westchester County Local Development Corp.(c)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,315,410
Total			28,467,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.2%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,810,147	2,823,311
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,000,000	914,917
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,057,874
North Carolina Turnpike Authority(b)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	731,071
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,166,573
Total			6,693,746
Ohio 3.7%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	16,370,000	14,998,631
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,643,473
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,395,000	1,244,698
Lake County Port & Economic Development Authority(c),(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,400,000
Ohio Air Quality Development Authority(a)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	445,210

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(a),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	440,367
Total			20,172,379
Oregon 0.8%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	823,377
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,037,983
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	775,000	725,659
Total			4,587,019
Pennsylvania 3.4%
Allentown Neighborhood Improvement Zone Development Authority(c)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	3,000,000	2,777,196
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,368,176
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,391,211
Dauphin County Industrial Development Authority(a)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,379,561
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,519,787
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	975,839
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,381,853
Pennsylvania Economic Development Financing Authority(c),(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,045,000
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	1,953,876
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,762,125
Total			18,554,624
Puerto Rico 6.5%
Commonwealth of Puerto Rico(b),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,001,691	1,339,505
Subordinated Series 2022
11/01/2043	0.000%	2,384,607	1,084,996
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	168,169	154,467
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	1,631,118	1,672,078
07/01/2033	4.000%	503,640	437,746
07/01/2035	4.000%	452,705	384,975
07/01/2037	4.000%	388,540	323,709
07/01/2041	4.000%	528,266	423,028
07/01/2046	4.000%	1,719,389	1,322,468
Puerto Rico Commonwealth Aqueduct & Sewer Authority(g)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,000,000	2,868,473

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(d),(g)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,475,000
Series 2010XX
07/01/2040	0.000%	8,500,000	6,290,000
Puerto Rico Highway & Transportation Authority(d),(g)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	1,000,000	200,000
Series 2007M
07/01/2037	0.000%	3,055,000	611,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,000,000	200,000
Puerto Rico Sales Tax Financing Corp.(b),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,000,000	11,034,104
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	6,000,000	5,677,864
Total			35,499,413
South Carolina 2.1%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,334,389
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	628,238
05/01/2048	5.125%	1,500,000	1,235,412
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	6,000,000	5,139,362
Total			11,337,401
Tennessee 0.6%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,750,000	3,211,019
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 7.9%
Angelina & Neches River Authority(a),(c)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	3,000,000	2,286,457
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,667,082
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,137,066
Brazoria County Industrial Development Corp.(a),(c),(f)
Revenue Bonds
Aleon Renewable Metals LLC Project
Series 2022
06/01/2042	10.000%	2,000,000	1,953,148
City of Houston Airport System(a)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,381,767
Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	2,386,322
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,521,371
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,200,000	1,174,515
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	3,150,000
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	896,500
Series 2016A-1
07/01/2046	0.000%	950,000	665,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	892,803
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	850,000
Series 2015A
07/01/2047	5.000%	1,000,000	850,000
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	369,022
Port Beaumont Navigation District(a),(c)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	1,467,725
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,051,441
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	901,120
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,192,845
Sanger Industrial Development Corp.(a),(c),(d)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,950,000
Texas Private Activity Bond Surface Transportation Corp.(a)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	4,300,000	4,250,453
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,267,019
12/31/2055	5.000%	3,515,000	3,524,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	501,663
Total			43,525,066
Utah 2.5%
Black Desert Public Infrastructure District(c)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,257,457
Downtown East Streetcar Sewer Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,981,381
Mida Golf and Equestrian Center Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2021
06/01/2057	4.625%	3,000,000	2,213,752
Red Bridge Public Infrastructure District No. 1(c)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	392,895
02/01/2051	4.375%	1,100,000	829,404
Subordinated Series 2021B
08/15/2051	7.375%	600,000	482,102
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	4,000,000	3,262,003
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,000,000	2,366,649
Total			13,785,643
Virginia 2.4%
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,582,639
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,101,086

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	4,659,413
Total			13,343,138
Washington 2.8%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,077,953
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,278,576
12/01/2045	6.250%	2,500,000	2,562,268
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,147,390
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	3,000,000	2,705,404
Washington State Housing Finance Commission(c)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	3,000,000	3,274,420
Revenue Bonds
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,800,000	1,396,391
Total			15,442,402
Wisconsin 4.5%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,339,618
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,795,049
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	1,956,623
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	1,936,755
Public Finance Authority(a)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	5,000,000	3,604,614
Wisconsin Center District(b)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	2,765,808
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,341,642
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,438,372
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	652,277
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,773,866
Total			24,604,624
Total Municipal Bonds (Cost $636,040,263)			536,540,088

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.776%(h)	106,038	106,038
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.656%(h)	3,492,880	3,492,880
Total Money Market Funds (Cost $3,598,918)		3,598,918
Total Investments in Securities (Cost $639,639,181)		540,139,006
Other Assets & Liabilities, Net		8,353,586
Net Assets		$548,492,592

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $129,718,957, which represents 23.65% of total net assets.
(d)	Represents a security in default.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2022, the total value of these securities amounted to $35,499,413, which represents 6.47% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia High Yield Municipal Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	536,540,088	—	536,540,088
Money Market Funds	3,598,918	—	—	3,598,918
Total Investments in Securities	3,598,918	536,540,088	—	540,139,006
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	19

Statement of Assets and Liabilities
November 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $639,639,181)	$540,139,006
Cash	19,243
Receivable for:
Investments sold	573,855
Capital shares sold	4,032,164
Interest	9,686,188
Expense reimbursement due from Investment Manager	695
Prepaid expenses	8,272
Trustees’ deferred compensation plan	136,877
Other assets	8,831
Total assets	554,605,131
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,000,000
Capital shares purchased	2,467,951
Distributions to shareholders	2,421,795
Management services fees	8,093
Distribution and/or service fees	1,357
Transfer agent fees	22,490
Compensation of board members	16,707
Compensation of chief compliance officer	58
Other expenses	37,211
Trustees’ deferred compensation plan	136,877
Total liabilities	6,112,539
Net assets applicable to outstanding capital stock	$548,492,592
Represented by
Paid in capital	660,294,805
Total distributable earnings (loss)	(111,802,213)
Total - representing net assets applicable to outstanding capital stock	$548,492,592
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia High Yield Municipal Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
November 30, 2022 (Unaudited)
Class A
Net assets	$147,153,747
Shares outstanding	16,588,146
Net asset value per share	$8.87
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.14
Advisor Class
Net assets	$7,158,233
Shares outstanding	805,964
Net asset value per share	$8.88
Class C
Net assets	$25,200,413
Shares outstanding	2,840,901
Net asset value per share	$8.87
Institutional Class
Net assets	$217,743,108
Shares outstanding	24,544,806
Net asset value per share	$8.87
Institutional 2 Class
Net assets	$13,476,259
Shares outstanding	1,520,201
Net asset value per share	$8.86
Institutional 3 Class
Net assets	$137,760,832
Shares outstanding	15,489,511
Net asset value per share	$8.89
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	21

Statement of Operations
Six Months Ended November 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,202
Interest	15,143,448
Total income	15,162,650
Expenses:
Management services fees	1,618,926
Distribution and/or service fees
Class A	157,848
Class C	111,841
Transfer agent fees
Class A	63,859
Advisor Class	2,656
Class C	11,324
Institutional Class	129,203
Institutional 2 Class	4,365
Institutional 3 Class	2,658
Compensation of board members	11,604
Custodian fees	6,917
Printing and postage fees	13,974
Registration fees	58,357
Audit fees	20,165
Legal fees	10,038
Interest on interfund lending	2,796
Compensation of chief compliance officer	58
Other	9,582
Total expenses	2,236,171
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(86,265)
Expense reduction	(380)
Total net expenses	2,149,526
Net investment income	13,013,124
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,509,876)
Futures contracts	1,147,748
Net realized loss	(6,362,128)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(52,232,280)
Futures contracts	(109,862)
Net change in unrealized appreciation (depreciation)	(52,342,142)
Net realized and unrealized loss	(58,704,270)
Net decrease in net assets resulting from operations	$(45,691,146)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia High Yield Municipal Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Operations
Net investment income	$13,013,124	$26,631,909
Net realized gain (loss)	(6,362,128)	2,829,869
Net change in unrealized appreciation (depreciation)	(52,342,142)	(95,286,627)
Net decrease in net assets resulting from operations	(45,691,146)	(65,824,849)
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,397,884)	(6,545,320)
Advisor Class	(149,091)	(419,048)
Class C	(517,328)	(1,074,895)
Institutional Class	(6,838,193)	(18,387,335)
Institutional 2 Class	(347,171)	(1,078,421)
Institutional 3 Class	(2,010,851)	(116,993)
Total distributions to shareholders	(13,260,518)	(27,622,012)
Decrease in net assets from capital stock activity	(55,397,907)	(5,620,316)
Total decrease in net assets	(114,349,571)	(99,067,177)
Net assets at beginning of period	662,842,163	761,909,340
Net assets at end of period	$548,492,592	$662,842,163
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2022 (Unaudited)		May 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,258,365	29,757,296	6,216,597	65,029,652
Distributions reinvested	331,052	2,980,285	530,683	5,630,466
Redemptions	(4,549,834)	(40,947,968)	(5,688,814)	(58,747,218)
Net increase (decrease)	(960,417)	(8,210,387)	1,058,466	11,912,900
Advisor Class
Subscriptions	306,831	2,763,370	898,273	9,787,737
Distributions reinvested	16,556	149,091	38,944	419,016
Redemptions	(166,391)	(1,466,036)	(1,413,842)	(15,196,417)
Net increase (decrease)	156,996	1,446,425	(476,625)	(4,989,664)
Class C
Subscriptions	261,427	2,397,032	579,322	6,155,222
Distributions reinvested	54,380	489,951	97,650	1,036,790
Redemptions	(696,415)	(6,298,031)	(961,237)	(10,125,881)
Net decrease	(380,608)	(3,411,048)	(284,265)	(2,933,869)
Institutional Class
Subscriptions	7,339,989	67,871,083	11,383,196	119,964,905
Distributions reinvested	504,716	4,549,457	880,460	9,357,049
Redemptions	(28,069,906)	(262,190,670)	(12,574,266)	(131,029,954)
Net decrease	(20,225,201)	(189,770,130)	(310,610)	(1,708,000)
Institutional 2 Class
Subscriptions	626,122	5,767,471	2,156,284	23,347,547
Distributions reinvested	38,600	347,025	100,582	1,077,861
Redemptions	(749,636)	(6,716,897)	(3,171,988)	(33,446,833)
Net decrease	(84,914)	(602,401)	(915,122)	(9,021,425)
Institutional 3 Class
Subscriptions	18,007,669	171,020,732	215,594	2,197,273
Distributions reinvested	8,806	79,437	10,868	115,100
Redemptions	(2,893,392)	(25,950,535)	(116,383)	(1,192,631)
Net increase	15,123,083	145,149,634	110,079	1,119,742
Total net decrease	(6,371,061)	(55,397,907)	(818,077)	(5,620,316)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia High Yield Municipal Fund | Semiannual Report 2022

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Columbia High Yield Municipal Fund | Semiannual Report 2022	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2022 (Unaudited)	$9.72	0.19	(0.84)	(0.65)	(0.20)	(0.20)
Year Ended 5/31/2022	$11.04	0.37	(1.31)	(0.94)	(0.38)	(0.38)
Year Ended 5/31/2021	$9.96	0.36	1.08	1.44	(0.36)	(0.36)
Year Ended 5/31/2020	$10.74	0.42	(0.77)	(0.35)	(0.43)	(0.43)
Year Ended 5/31/2019	$10.56	0.43	0.23	0.66	(0.48)	(0.48)
Year Ended 5/31/2018	$10.64	0.43	(0.05)	0.38	(0.46)	(0.46)
Advisor Class
Six Months Ended 11/30/2022 (Unaudited)	$9.74	0.20	(0.85)	(0.65)	(0.21)	(0.21)
Year Ended 5/31/2022	$11.05	0.38	(1.29)	(0.91)	(0.40)	(0.40)
Year Ended 5/31/2021	$9.97	0.38	1.08	1.46	(0.38)	(0.38)
Year Ended 5/31/2020	$10.76	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Year Ended 5/31/2019	$10.57	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.65	0.45	(0.05)	0.40	(0.48)	(0.48)
Class C
Six Months Ended 11/30/2022 (Unaudited)	$9.72	0.17	(0.85)	(0.68)	(0.17)	(0.17)
Year Ended 5/31/2022	$11.04	0.30	(1.30)	(1.00)	(0.32)	(0.32)
Year Ended 5/31/2021	$9.96	0.30	1.07	1.37	(0.29)	(0.29)
Year Ended 5/31/2020	$10.74	0.35	(0.77)	(0.42)	(0.36)	(0.36)
Year Ended 5/31/2019	$10.56	0.37	0.22	0.59	(0.41)	(0.41)
Year Ended 5/31/2018	$10.64	0.36	(0.05)	0.31	(0.39)	(0.39)
Institutional Class
Six Months Ended 11/30/2022 (Unaudited)	$9.73	0.20	(0.85)	(0.65)	(0.21)	(0.21)
Year Ended 5/31/2022	$11.05	0.39	(1.31)	(0.92)	(0.40)	(0.40)
Year Ended 5/31/2021	$9.96	0.38	1.09	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.75	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Year Ended 5/31/2019	$10.56	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.64	0.45	(0.05)	0.40	(0.48)	(0.48)
Institutional 2 Class
Six Months Ended 11/30/2022 (Unaudited)	$9.72	0.20	(0.85)	(0.65)	(0.21)	(0.21)
Year Ended 5/31/2022	$11.04	0.39	(1.30)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.95	0.39	1.08	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.74	0.44	(0.77)	(0.33)	(0.46)	(0.46)
Year Ended 5/31/2019	$10.55	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.63	0.45	(0.04)	0.41	(0.49)	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia High Yield Municipal Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2022 (Unaudited)	$8.87	(6.73%)	0.86%(c),(d)	0.84%(c),(d),(e)	4.22%(c)	6%	$147,154
Year Ended 5/31/2022	$9.72	(8.75%)	0.86%(d)	0.85%(d),(e)	3.39%	30%	$170,634
Year Ended 5/31/2021	$11.04	14.64%	0.87%(f)	0.85%(e),(f)	3.41%	22%	$182,125
Year Ended 5/31/2020	$9.96	(3.41%)	0.88%(d),(f)	0.87%(d),(e),(f)	3.98%	46%	$164,388
Year Ended 5/31/2019	$10.74	6.42%	0.88%	0.85%(e)	4.16%	35%	$172,655
Year Ended 5/31/2018	$10.56	3.68%	0.88%	0.85%(e)	4.04%	16%	$132,807
Advisor Class
Six Months Ended 11/30/2022 (Unaudited)	$8.88	(6.72%)	0.67%(c),(d)	0.64%(c),(d),(e)	4.43%(c)	6%	$7,158
Year Ended 5/31/2022	$9.74	(8.47%)	0.66%(d)	0.65%(d),(e)	3.46%	30%	$6,318
Year Ended 5/31/2021	$11.05	14.86%	0.68%(f)	0.65%(e),(f)	3.61%	22%	$12,442
Year Ended 5/31/2020	$9.97	(3.30%)	0.68%(d),(f)	0.67%(d),(e),(f)	4.17%	46%	$5,549
Year Ended 5/31/2019	$10.76	6.73%	0.68%	0.65%(e)	4.35%	35%	$5,318
Year Ended 5/31/2018	$10.57	3.89%	0.68%	0.65%(e)	4.24%	16%	$4,752
Class C
Six Months Ended 11/30/2022 (Unaudited)	$8.87	(7.01%)	1.46%(c),(d)	1.44%(c),(d),(e)	3.61%(c)	6%	$25,200
Year Ended 5/31/2022	$9.72	(9.30%)	1.52%(d)	1.45%(d),(e)	2.77%	30%	$31,324
Year Ended 5/31/2021	$11.04	13.94%	1.62%(f)	1.47%(e),(f),(g)	2.80%	22%	$38,720
Year Ended 5/31/2020	$9.96	(4.04%)	1.63%(d),(f)	1.52%(d),(e),(f),(g)	3.34%	46%	$42,578
Year Ended 5/31/2019	$10.74	5.73%	1.63%	1.50%(e),(g)	3.50%	35%	$51,214
Year Ended 5/31/2018	$10.56	3.01%	1.63%	1.50%(e),(g)	3.39%	16%	$49,519
Institutional Class
Six Months Ended 11/30/2022 (Unaudited)	$8.87	(6.73%)	0.66%(c),(d)	0.64%(c),(d),(e)	4.35%(c)	6%	$217,743
Year Ended 5/31/2022	$9.73	(8.56%)	0.66%(d)	0.65%(d),(e)	3.58%	30%	$435,400
Year Ended 5/31/2021	$11.05	14.97%	0.67%(f)	0.66%(e),(f)	3.61%	22%	$497,969
Year Ended 5/31/2020	$9.96	(3.31%)	0.68%(d),(f)	0.67%(d),(e),(f)	4.19%	46%	$481,793
Year Ended 5/31/2019	$10.75	6.73%	0.68%	0.65%(e)	4.35%	35%	$548,850
Year Ended 5/31/2018	$10.56	3.88%	0.68%	0.65%(e)	4.24%	16%	$562,972
Institutional 2 Class
Six Months Ended 11/30/2022 (Unaudited)	$8.86	(6.73%)	0.64%(c),(d)	0.61%(c),(d)	4.44%(c)	6%	$13,476
Year Ended 5/31/2022	$9.72	(8.54%)	0.63%(d)	0.61%(d)	3.54%	30%	$15,596
Year Ended 5/31/2021	$11.04	15.03%	0.64%(f)	0.62%(f)	3.64%	22%	$27,815
Year Ended 5/31/2020	$9.95	(3.28%)	0.64%(d),(f)	0.63%(d),(f)	4.13%	46%	$15,702
Year Ended 5/31/2019	$10.74	6.78%	0.63%	0.60%	4.40%	35%	$10,868
Year Ended 5/31/2018	$10.55	3.92%	0.63%	0.59%	4.30%	16%	$7,767
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2022 (Unaudited)	$9.75	0.21	(0.86)	(0.65)	(0.21)	(0.21)
Year Ended 5/31/2022	$11.07	0.40	(1.31)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.98	0.39	1.09	1.48	(0.39)	(0.39)
Year Ended 5/31/2020	$10.77	0.45	(0.78)	(0.33)	(0.46)	(0.46)
Year Ended 5/31/2019	$10.58	0.47	0.23	0.70	(0.51)	(0.51)
Year Ended 5/31/2018	$10.66	0.46	(0.04)	0.42	(0.50)	(0.50)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	5/31/2021	5/31/2020	5/31/2019	5/31/2018
Class C	0.03%	0.10%	0.10%	0.10%
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia High Yield Municipal Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2022 (Unaudited)	$8.89	(6.68%)	0.60%(c),(d)	0.56%(c),(d)	4.70%(c)	6%	$137,761
Year Ended 5/31/2022	$9.75	(8.46%)	0.58%(d)	0.57%(d)	3.69%	30%	$3,572
Year Ended 5/31/2021	$11.07	15.05%	0.59%(f)	0.57%(f)	3.69%	22%	$2,838
Year Ended 5/31/2020	$9.98	(3.21%)	0.59%(d),(f)	0.58%(d),(f)	4.26%	46%	$2,170
Year Ended 5/31/2019	$10.77	6.83%	0.59%	0.56%	4.45%	35%	$1,933
Year Ended 5/31/2018	$10.58	3.99%	0.59%	0.55%	4.41%	16%	$1,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2022	29

Notes to Financial Statements
November 30, 2022 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
30	Columbia High Yield Municipal Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia High Yield Municipal Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At November 30, 2022, the Fund had no outstanding derivatives.
32	Columbia High Yield Municipal Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,147,748

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(109,862)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	14,140,484

*	Based on the ending daily outstanding amounts for the six months ended November 30, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia High Yield Municipal Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2022 was 0.54% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
34	Columbia High Yield Municipal Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2022, these minimum account balance fees reduced total expenses of the Fund by $380.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia High Yield Municipal Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	42,603
Class C	—	1.00(b)	1,200

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2022 through September 30, 2023	Prior to October 1, 2022
Class A	0.83%	0.85%
Advisor Class	0.63	0.65
Class C	1.43	1.45
Institutional Class	0.63	0.65
Institutional 2 Class	0.60	0.62
Institutional 3 Class	0.55	0.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
36	Columbia High Yield Municipal Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
At November 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
639,639,000	8,608,000	(108,108,000)	(99,500,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,409,939)	(4,983,517)	(7,393,456)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $37,573,568 and $95,877,426, respectively, for the six months ended November 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,521,053	3.43	19
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each
Columbia High Yield Municipal Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced
38	Columbia High Yield Municipal Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Columbia High Yield Municipal Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Shareholder concentration risk
At November 30, 2022, one unaffiliated shareholder of record owned 29.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 21.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
40	Columbia High Yield Municipal Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Municipal Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia High Yield Municipal Fund | Semiannual Report 2022	41

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
42	Columbia High Yield Municipal Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia High Yield Municipal Fund | Semiannual Report 2022	43

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
44	Columbia High Yield Municipal Fund | Semiannual Report 2022

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Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR161_05_N01_(01/23)

Semiannual Report
November 30, 2022 (Unaudited)
Columbia Adaptive Risk Allocation Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Adaptive Risk Allocation Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Adaptive Risk Allocation Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended November 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/12	-4.33	-10.75	3.81	3.66
	Including sales charges		-9.82	-15.86	2.58	3.05
Advisor Class*		10/01/14	-4.22	-10.54	4.06	3.87
Class C	Excluding sales charges	06/19/12	-4.58	-11.37	3.03	2.88
	Including sales charges		-5.53	-12.11	3.03	2.88
Institutional Class		06/19/12	-4.23	-10.55	4.06	3.91
Institutional 2 Class		06/19/12	-4.21	-10.52	4.05	3.95
Institutional 3 Class*		10/01/14	-4.21	-10.55	4.10	3.93
Class R		06/19/12	-4.39	-10.96	3.55	3.41
Modified Blended Benchmark			-3.91	-13.54	3.38	5.09
New Blended Benchmark			-1.32	-9.08	5.21	6.97
FTSE Three-Month U.S. Treasury Bill Index			1.05	1.16	1.20	0.71
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility.  Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Modified Blended Benchmark consists of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate Bond Index.
The New Blended Benchmark consists of 60% MSCI ACWI (Net) Hedged to DM Currencies and 40% Bloomberg Global Aggregate Bond Hedged Index.
The Bloomberg Global Aggregate Bond Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
The Bloomberg Global Aggregate Bond Hedged Index is an unmanaged index that is comprised of several other Bloomberg indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar.
The MSCI ACWI (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI ACWI (Net) captures large, mid, small and micro cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries.
The MSCI ACWI (Net) Hedged to DM Currencies Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
The FTSE Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI Index (Net) and MSCI ACWI Index (Net) Hedged to DM Currencies, which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at November 30, 2022)
Alternative Strategies Funds	2.0
Common Stocks	1.9
Foreign Government Obligations	18.4
Inflation-Indexed Bonds	11.7
Money Market Funds(a)	39.6
Multi-Asset/Tactical Strategies Funds	0.2
Residential Mortgage-Backed Securities - Agency	7.6
U.S. Treasury Obligations	18.6
Total	100.0

(a)	Includes investments in Money Market Funds which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its principal investment strategies. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure by asset class categories (%)(a) (at November 30, 2022)
Equity Assets	12.4
Inflation-Hedging Assets	14.4
Spread Assets	16.1
Interest Rate Assets	61.1
(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund’s portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund’s portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

4	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2022 — November 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	956.70	1,019.90	5.05	5.22	1.03
Advisor Class	1,000.00	1,000.00	957.80	1,021.16	3.83	3.95	0.78
Class C	1,000.00	1,000.00	954.20	1,016.14	8.72	9.00	1.78
Institutional Class	1,000.00	1,000.00	957.70	1,021.16	3.83	3.95	0.78
Institutional 2 Class	1,000.00	1,000.00	957.90	1,021.16	3.83	3.95	0.78
Institutional 3 Class	1,000.00	1,000.00	957.90	1,021.31	3.68	3.80	0.75
Class R	1,000.00	1,000.00	956.10	1,018.65	6.28	6.48	1.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	5

Portfolio of Investments
November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,850,084	80,312,767
Total Alternative Strategies Funds (Cost $72,792,806)		80,312,767

Common Stocks 2.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Hotels, Restaurants & Leisure 0.0%
Marriott International, Inc., Class A	8,331	1,377,531
Total Consumer Discretionary		1,377,531
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Alexandria Real Estate Equities, Inc.	23,168	3,605,172
American Homes 4 Rent, Class A	73,075	2,416,590
American Tower Corp.	11,616	2,570,040
AvalonBay Communities, Inc.	20,265	3,544,348
Brixmor Property Group, Inc.	116,132	2,691,940
Camden Property Trust	14,386	1,731,067
Centerspace	22,177	1,430,417
Equinix, Inc.	6,415	4,430,520
Equity LifeStyle Properties, Inc.	55,737	3,702,052
Extra Space Storage, Inc.	17,273	2,775,598
Federal Realty Investment Trust	22,866	2,540,413
First Industrial Realty Trust, Inc.	48,992	2,476,546
Gaming and Leisure Properties, Inc.	53,499	2,814,582
Healthpeak Properties, Inc.	44,938	1,180,072
Host Hotels & Resorts, Inc.	143,308	2,714,254
Invitation Homes, Inc.	102,975	3,360,074
Lamar Advertising Co., Class A	14,964	1,498,495
Life Storage, Inc.	33,007	3,547,922
Prologis, Inc.	96,013	11,309,371
Realty Income Corp.	43,224	2,726,138
SBA Communications Corp.	2,977	891,016
Simon Property Group, Inc.	31,199	3,726,409
SITE Centers Corp.	64,221	872,763
Sun Communities, Inc.	16,358	2,402,990
Common Stocks (continued)
Issuer	Shares	Value ($)
Tanger Factory Outlet Centers, Inc.	88,522	1,721,753
Welltower, Inc.	59,925	4,256,473
Total		76,937,015
Total Real Estate		76,937,015
Total Common Stocks (Cost $85,315,365)		78,314,546

Foreign Government Obligations(b),(c) 19.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.3%
Republic of Austria Government Bond(d)
10/20/2026	0.750%	EUR	50,021,000	49,443,702
05/23/2034	2.400%	EUR	13,773,000	14,123,983
Republic of Austria Government Bond(d),(e)
02/20/2030	0.000%	EUR	26,752,000	23,441,076
Total				87,008,761
Belgium 1.7%
Kingdom of Belgium Government Bond(d)
06/22/2031	1.000%	EUR	27,296,000	25,497,200
04/22/2033	1.250%	EUR	16,075,000	14,902,939
03/28/2035	5.000%	EUR	20,098,000	26,016,031
Total				66,416,170
China 1.1%
China Development Bank
07/18/2032	2.960%	CNY	110,000,000	15,289,633
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	5,481,360
05/21/2030	2.680%	CNY	52,200,000	7,198,804
05/15/2032	2.760%	CNY	110,000,000	15,188,959
Total				43,158,756
France 2.0%
French Republic Government Bond OAT(d),(e)
11/25/2030	0.000%	EUR	41,936,000	36,501,424
11/25/2031	0.000%	EUR	9,799,000	8,310,650
French Republic Government Bond OAT(d)
05/25/2036	1.250%	EUR	25,317,000	22,289,419
05/25/2045	3.250%	EUR	9,583,464	10,974,641
Total				78,076,134
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 1.9%
Italy Buoni Poliennali Del Tesoro(d)
05/01/2031	6.000%	EUR	39,808,000	48,715,802
02/01/2037	4.000%	EUR	24,378,000	25,669,371
Total				74,385,173
Japan 4.7%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	4,438,000,000	31,621,617
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	3,894,000,000	25,003,556
09/20/2041	0.500%	JPY	2,072,200,000	13,517,722
03/20/2042	0.800%	JPY	3,417,450,000	23,453,704
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,118,000,000	12,378,070
06/20/2051	0.700%	JPY	2,267,000,000	13,446,801
09/20/2051	0.700%	JPY	1,454,400,000	8,610,623
12/20/2051	0.700%	JPY	1,796,000,000	10,599,523
03/20/2052	1.000%	JPY	2,450,650,000	15,684,623
Japan Government Twenty-Year Bond
06/20/2042	0.900%	JPY	3,847,000,000	26,863,796
Total				181,180,035
Netherlands 2.2%
Netherlands Government Bond(d)
07/15/2026	0.500%	EUR	46,228,000	45,541,352
07/15/2032	0.500%	EUR	17,575,000	15,608,159
Netherlands Government Bond(d),(e)
07/15/2031	0.000%	EUR	27,200,000	23,627,640
Total				84,777,151
Spain 2.9%
Spain Government Bond(e)
01/31/2028	0.000%	EUR	27,072,000	24,710,429
Spain Government Bond(d)
04/30/2030	0.500%	EUR	35,595,000	31,696,746
10/31/2030	1.250%	EUR	9,979,000	9,309,979
07/30/2035	1.850%	EUR	18,340,000	16,681,049
07/30/2041	4.700%	EUR	7,234,000	9,149,704
Spain Government Bond
07/30/2032	5.750%	EUR	16,377,000	21,321,591
Total				112,869,498
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.4%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	12,018,112
01/22/2045	3.500%	GBP	3,257,133	3,901,508
Total				15,919,620
Total Foreign Government Obligations (Cost $951,763,435)				743,791,298

Inflation-Indexed Bonds(b) 12.3%

Australia 0.4%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,541,914	3,090,202
08/21/2035	2.000%	AUD	3,658,030	2,676,993
08/21/2040	1.250%	AUD	2,243,192	1,477,093
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	10,770,177	7,930,088
Total				15,174,376
Canada 0.1%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	2,122,170	1,969,801
12/01/2036	3.000%	CAD	1,441,136	1,313,616
12/01/2041	2.000%	CAD	1,158,786	976,237
Total				4,259,654
France 1.7%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	23,282,486	26,017,880
07/25/2032	3.150%	EUR	14,254,451	19,594,475
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	8,704,320	9,339,576
07/25/2040	1.800%	EUR	8,345,758	11,105,471
Total				66,057,402
Germany 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	14,115,953	15,722,308
Italy 1.6%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	18,796,181	21,481,992
05/15/2028	1.300%	EUR	15,073,255	15,856,688
09/15/2035	2.350%	EUR	10,721,726	12,139,996
09/15/2041	2.550%	EUR	8,125,145	9,717,963
Total				59,196,639
Japan 0.3%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	1,681,249,470	12,832,778

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 0.5%
Spain Government Inflation-Linked Bond(d)
11/30/2030	1.000%	EUR	6,866,650	7,508,819
11/30/2033	0.700%	EUR	11,037,674	11,593,031
Total				19,101,850
United Kingdom 3.0%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	14,443,051	18,191,210
03/22/2034	0.750%	GBP	14,135,779	19,222,801
11/22/2037	1.125%	GBP	11,573,928	16,692,107
03/22/2044	0.125%	GBP	10,320,924	12,542,203
11/22/2047	0.750%	GBP	8,699,756	12,029,507
03/22/2052	0.250%	GBP	12,195,106	15,376,126
11/22/2056	0.125%	GBP	8,266,052	10,213,332
11/22/2065	0.125%	GBP	4,217,738	5,401,724
03/22/2068	0.125%	GBP	3,599,893	4,679,107
Total				114,348,117
United States 4.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		26,232,627	25,065,236
01/15/2028	0.500%		24,555,335	23,424,035
07/15/2028	0.750%		14,055,427	13,584,583
01/15/2029	0.875%		24,824,751	23,991,092
07/15/2029	0.250%		22,177,578	20,605,589
07/15/2030	0.125%		18,434,259	16,807,267
04/15/2032	3.375%		13,357,214	15,642,774
02/15/2042	0.750%		8,700,889	7,458,711
02/15/2043	0.625%		8,880,583	7,330,506
02/15/2045	0.750%		7,982,303	6,659,097
02/15/2048	1.000%		7,582,806	6,610,411
Total				167,179,301
Total Inflation-Indexed Bonds (Cost $583,151,058)				473,872,425

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	129,439	1,109,290
Columbia Solutions Conservative Portfolio(a)	670,954	6,159,358
Total Multi-Asset/Tactical Strategies Funds (Cost $8,574,734)		7,268,648
Residential Mortgage-Backed Securities - Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(f)
12/20/2052	3.000%	36,350,000	32,826,771
12/20/2052	3.500%	43,550,000	40,426,648
12/20/2052	4.000%	26,220,000	25,026,785
Uniform Mortgage-Backed Security TBA(f)
12/15/2037	2.500%	17,248,328	15,935,764
12/15/2037- 12/13/2052	3.000%	80,100,000	71,894,279
12/13/2052	3.500%	45,200,000	41,372,125
12/13/2052	4.000%	41,440,000	39,185,081
12/13/2052	4.500%	43,000,000	41,851,094
Total Residential Mortgage-Backed Securities - Agency (Cost $299,378,652)			308,518,547

U.S. Treasury Obligations 19.6%

U.S. Treasury
10/31/2026	1.125%	43,400,000	38,978,625
06/30/2028	1.250%	33,248,000	28,982,905
09/30/2028	1.250%	198,285,000	171,934,783
10/31/2028	1.375%	74,000,000	64,524,532
11/30/2028	1.500%	140,310,000	123,067,217
04/30/2029	2.875%	97,447,000	92,384,324
05/15/2029	2.375%	28,507,000	26,237,576
08/15/2029	1.625%	28,483,500	25,020,975
08/15/2030	0.625%	26,810,000	21,422,866
02/15/2031	1.125%	24,922,000	20,654,107
08/15/2031	1.250%	146,295,000	120,510,506
11/15/2031	1.375%	26,522,000	21,951,099
Total U.S. Treasury Obligations (Cost $865,246,109)			755,669,515

Money Market Funds 41.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(a),(g)	1,603,547,930	1,602,906,510
Total Money Market Funds (Cost $1,602,857,761)		1,602,906,510
Total Investments in Securities (Cost: $4,469,079,920)		4,050,654,256
Other Assets & Liabilities, Net		(189,818,462)
Net Assets		3,860,835,794

At November 30, 2022, securities and/or cash totaling $80,344,315 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,052,000 CHF	20,245,230 USD	Citi	12/22/2022	51,172	—
68,622,000 CNY	9,718,041 USD	Citi	12/22/2022	—	(3,873)
654,413,296 EUR	681,371,075 USD	Citi	12/22/2022	—	(898,414)
23,526,000 HKD	3,007,478 USD	Citi	12/22/2022	—	(3,625)
4,447,000 SEK	424,724 USD	Citi	12/22/2022	560	—
2,063,628 USD	1,942,000 CHF	Citi	12/22/2022	—	(5,216)
6,164,945 USD	5,921,000 EUR	Citi	12/22/2022	8,092	—
128,039 USD	2,489,000 MXN	Citi	12/22/2022	497	—
52,529 USD	550,000 SEK	Citi	12/22/2022	—	(69)
10,396,000 NOK	1,039,828 USD	Goldman Sachs International	12/22/2022	—	(16,687)
4,589,000 EUR	4,778,964 USD	HSBC	12/22/2022	—	(5,374)
27,418,851,000 JPY	197,414,859 USD	HSBC	12/22/2022	—	(1,729,737)
204,000 NZD	125,429 USD	HSBC	12/22/2022	—	(3,163)
233,000 SGD	170,032 USD	HSBC	12/22/2022	—	(1,211)
4,308,315 USD	598,379,720 JPY	HSBC	12/22/2022	37,749	—
13,870,000 ZAR	801,711 USD	HSBC	12/22/2022	508	—
250,029,000 CNY	35,377,290 USD	Standard Chartered	12/22/2022	—	(45,174)
24,387,000 AUD	16,445,349 USD	UBS	12/22/2022	—	(123,260)
7,512,000 CAD	5,635,743 USD	UBS	12/22/2022	49,020	—
107,864,265 GBP	128,582,294 USD	UBS	12/22/2022	—	(1,530,414)
1,538,864 USD	2,282,000 AUD	UBS	12/22/2022	11,534	—
20,457,802 USD	27,272,000 CAD	UBS	12/22/2022	—	(175,440)
534,353 USD	3,816,000 DKK	UBS	12/22/2022	607	—
4,117,576 USD	3,464,000 GBP	UBS	12/22/2022	60,920	—
Total				220,659	(4,541,657)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	278	12/2022	AUD	33,543,360	261,510	—
Euro-Bobl	90	12/2022	EUR	10,802,700	—	(245,510)
Euro-BTP	562	12/2022	EUR	67,046,600	916,276	—
Euro-Bund	257	12/2022	EUR	36,206,160	—	(1,131,750)
Euro-Buxl 30-Year	43	12/2022	EUR	6,806,900	541,422	—
Euro-OAT	525	12/2022	EUR	71,688,750	—	(1,018,047)
Japanese 10-Year Government Bond	68	12/2022	JPY	10,112,960,000	—	(24,517)
Long Gilt	700	03/2023	GBP	73,493,000	188,762	—
MSCI Emerging Markets Index	2,088	12/2022	USD	102,573,000	7,660,869	—
Russell 2000 Index E-mini	618	12/2022	USD	58,323,750	345,626	—
S&P 500 Index E-mini	1,196	12/2022	USD	244,058,750	805,867	—
S&P/TSX 60 Index	70	12/2022	CAD	17,364,200	492,377	—
U.S. Treasury 10-Year Note	901	03/2023	USD	102,263,500	804,876	—
U.S. Treasury Ultra 10-Year Note	3,418	03/2023	USD	408,985,063	4,077,886	—
Total					16,095,471	(2,419,824)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(401)	03/2023	CAD	(50,421,740)	—	(244,699)
MSCI EAFE Index	(239)	12/2022	USD	(23,658,610)	—	(2,644,355)
Total					—	(2,889,054)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	2.283	USD	83,672,000	2,266,695	—	—	2,266,695	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.548	USD	152,156,000	10,921,503	—	—	10,921,503	—
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.764	USD	75,618,000	847,269	—	—	847,269	—
Total								14,035,467	—	—	14,035,467	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	164,977,710	19,688,513	(78,592,816)	(25,760,640)	80,312,767	—	6,446,544	—	3,850,084
Columbia Short-Term Cash Fund, 3.989%
	1,466,080,213	1,577,161,235	(1,440,527,127)	192,189	1,602,906,510	—	(173,580)	18,711,331	1,603,547,930
Columbia Solutions Aggressive Portfolio
	1,162,360	—	—	(53,070)	1,109,290	—	—	—	129,439
Columbia Solutions Conservative Portfolio
	6,313,677	—	—	(154,319)	6,159,358	—	—	—	670,954
Total	1,638,533,960			(25,775,840)	1,690,487,925	—	6,272,964	18,711,331

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $763,021,179, which represents 19.76% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	80,312,767	—	—	—	80,312,767
Common Stocks
Consumer Discretionary	1,377,531	—	—	—	1,377,531
Real Estate	76,937,015	—	—	—	76,937,015
Total Common Stocks	78,314,546	—	—	—	78,314,546
Foreign Government Obligations	—	743,791,298	—	—	743,791,298
Inflation-Indexed Bonds	—	473,872,425	—	—	473,872,425
Multi-Asset/Tactical Strategies Funds	—	—	—	7,268,648	7,268,648
Residential Mortgage-Backed Securities - Agency	—	308,518,547	—	—	308,518,547
U.S. Treasury Obligations	—	755,669,515	—	—	755,669,515
Money Market Funds	1,602,906,510	—	—	—	1,602,906,510
Total Investments in Securities	1,761,533,823	2,281,851,785	—	7,268,648	4,050,654,256
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	220,659	—	—	220,659
Futures Contracts	16,095,471	—	—	—	16,095,471
Swap Contracts	—	14,035,467	—	—	14,035,467
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
November 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(4,541,657)	—	—	(4,541,657)
Futures Contracts	(5,308,878)	—	—	—	(5,308,878)
Total	1,772,320,416	2,291,566,254	—	7,268,648	4,071,155,318
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	13

Statement of Assets and Liabilities
November 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,784,854,619)	$2,360,166,331
Affiliated issuers (cost $1,684,225,301)	1,690,487,925
Foreign currency (cost $6,684,056)	6,703,350
Margin deposits on:
Futures contracts	52,447,040
Swap contracts	27,897,274
Unrealized appreciation on forward foreign currency exchange contracts	220,659
Receivable for:
Investments sold	4,794,529
Capital shares sold	4,840,296
Dividends	5,082,221
Interest	6,677,344
Foreign tax reclaims	391,591
Variation margin for futures contracts	13,799,513
Variation margin for swap contracts	1,840,253
Prepaid expenses	37,690
Trustees’ deferred compensation plan	117,817
Other assets	49,159
Total assets	4,175,552,992
Liabilities
Due to custodian	377,216
Unrealized depreciation on forward foreign currency exchange contracts	4,541,657
Payable for:
Investments purchased on a delayed delivery basis	299,842,761
Capital shares purchased	7,418,314
Variation margin for futures contracts	2,033,381
Management services fees	74,670
Distribution and/or service fees	3,296
Transfer agent fees	150,252
Compensation of board members	45,630
Compensation of chief compliance officer	371
Other expenses	111,833
Trustees’ deferred compensation plan	117,817
Total liabilities	314,717,198
Net assets applicable to outstanding capital stock	$3,860,835,794
Represented by
Paid in capital	4,438,549,857
Total distributable earnings (loss)	(577,714,063)
Total - representing net assets applicable to outstanding capital stock	$3,860,835,794
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
November 30, 2022 (Unaudited)
Class A
Net assets	$168,345,485
Shares outstanding	18,160,739
Net asset value per share	$9.27
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.84
Advisor Class
Net assets	$72,493,289
Shares outstanding	7,792,880
Net asset value per share	$9.30
Class C
Net assets	$78,464,329
Shares outstanding	8,961,912
Net asset value per share	$8.76
Institutional Class
Net assets	$3,464,859,654
Shares outstanding	372,790,952
Net asset value per share	$9.29
Institutional 2 Class
Net assets	$56,757,153
Shares outstanding	6,085,522
Net asset value per share	$9.33
Institutional 3 Class
Net assets	$19,074,602
Shares outstanding	2,043,778
Net asset value per share	$9.33
Class R
Net assets	$841,282
Shares outstanding	92,071
Net asset value per share	$9.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	15

Statement of Operations
Six Months Ended November 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,223,736
Dividends — affiliated issuers	18,711,331
Interest	29,344,128
Interfund lending	10,045
Foreign taxes withheld	(25,202)
Total income	49,264,038
Expenses:
Management services fees	13,877,399
Distribution and/or service fees
Class A	221,414
Class C	424,036
Class R	2,140
Transfer agent fees
Class A	46,670
Advisor Class	20,551
Class C	22,339
Institutional Class	932,544
Institutional 2 Class	18,180
Institutional 3 Class	1,896
Class R	226
Compensation of board members	34,841
Custodian fees	92,220
Printing and postage fees	63,118
Registration fees	134,418
Audit fees	25,270
Legal fees	31,865
Interest on collateral	87,301
Compensation of chief compliance officer	371
Other	28,741
Total expenses	16,065,540
Expense reduction	(40)
Total net expenses	16,065,500
Net investment income	33,198,538
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(58,323,594)
Investments — affiliated issuers	6,272,964
Foreign currency translations	(1,257,418)
Forward foreign currency exchange contracts	80,859,962
Futures contracts	(114,261,404)
Swap contracts	(9,754,077)
Net realized loss	(96,463,567)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(151,091,771)
Investments — affiliated issuers	(25,775,840)
Foreign currency translations	201,162
Forward foreign currency exchange contracts	(5,966,053)
Futures contracts	50,505,338
Swap contracts	18,472,284
Net change in unrealized appreciation (depreciation)	(113,654,880)
Net realized and unrealized loss	(210,118,447)
Net decrease in net assets resulting from operations	$(176,919,909)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Operations
Net investment income	$33,198,538	$134,600,213
Net realized gain (loss)	(96,463,567)	301,875,906
Net change in unrealized appreciation (depreciation)	(113,654,880)	(586,554,467)
Net decrease in net assets resulting from operations	(176,919,909)	(150,078,348)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(32,135,555)
Advisor Class	—	(15,402,896)
Class C	—	(19,874,747)
Institutional Class	—	(688,785,814)
Institutional 2 Class	—	(10,298,112)
Institutional 3 Class	—	(3,879,770)
Class R	—	(143,242)
Total distributions to shareholders	—	(770,520,136)
Increase (decrease) in net assets from capital stock activity	(106,023,369)	796,520,568
Total decrease in net assets	(282,943,278)	(124,077,916)
Net assets at beginning of period	4,143,779,072	4,267,856,988
Net assets at end of period	$3,860,835,794	$4,143,779,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2022 (Unaudited)		May 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,455,790	13,561,441	5,594,187	60,975,090
Distributions reinvested	—	—	2,892,709	30,402,371
Redemptions	(2,402,132)	(22,034,941)	(3,845,595)	(41,535,809)
Net increase (decrease)	(946,342)	(8,473,500)	4,641,301	49,841,652
Advisor Class
Subscriptions	769,416	7,260,690	4,316,404	50,176,542
Distributions reinvested	—	—	1,464,052	15,401,823
Redemptions	(1,891,658)	(17,548,818)	(1,956,212)	(21,388,286)
Net increase (decrease)	(1,122,242)	(10,288,128)	3,824,244	44,190,079
Class C
Subscriptions	270,213	2,364,056	1,315,151	14,422,781
Distributions reinvested	—	—	1,938,855	19,369,165
Redemptions	(1,550,067)	(13,593,942)	(2,798,883)	(28,824,303)
Net increase (decrease)	(1,279,854)	(11,229,886)	455,123	4,967,643
Institutional Class
Subscriptions	34,767,004	322,935,991	81,121,176	911,145,226
Distributions reinvested	—	—	63,639,272	668,848,747
Redemptions	(42,720,096)	(395,349,078)	(80,310,337)	(897,830,976)
Net increase (decrease)	(7,953,092)	(72,413,087)	64,450,111	682,162,997
Institutional 2 Class
Subscriptions	1,202,086	11,307,759	4,439,815	49,138,569
Distributions reinvested	—	—	976,124	10,298,112
Redemptions	(1,662,564)	(15,200,019)	(4,172,968)	(47,429,487)
Net increase (decrease)	(460,478)	(3,892,260)	1,242,971	12,007,194
Institutional 3 Class
Subscriptions	75,014	693,903	142,545	1,630,519
Distributions reinvested	—	—	367,700	3,879,234
Redemptions	(41,378)	(392,633)	(258,132)	(2,731,456)
Net increase	33,636	301,270	252,113	2,778,297
Class R
Subscriptions	2,049	19,206	50,566	577,024
Distributions reinvested	—	—	13,745	142,672
Redemptions	(5,209)	(46,984)	(13,213)	(146,990)
Net increase (decrease)	(3,160)	(27,778)	51,098	572,706
Total net increase (decrease)	(11,731,532)	(106,023,369)	74,916,961	796,520,568
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

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Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2022 (Unaudited)	$9.69	0.07	(0.49)	(0.42)	—	—	—
Year Ended 5/31/2022	$12.10	0.32	(0.59)	(0.27)	(0.42)	(1.72)	(2.14)
Year Ended 5/31/2021	$10.25	(0.01)	1.97	1.96	(0.04)	(0.07)	(0.11)
Year Ended 5/31/2020	$10.44	0.08	0.51	0.59	(0.26)	(0.52)	(0.78)
Year Ended 5/31/2019	$10.81	0.20	0.01	0.21	(0.35)	(0.23)	(0.58)
Year Ended 5/31/2018	$10.83	0.04	0.72	0.76	—	(0.78)	(0.78)
Advisor Class
Six Months Ended 11/30/2022 (Unaudited)	$9.71	0.08	(0.49)	(0.41)	—	—	—
Year Ended 5/31/2022	$12.12	0.38	(0.62)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.37	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.10	0.53	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.92	0.23	0.01	0.24	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.92	0.07	0.71	0.78	(0.00)(f)	(0.78)	(0.78)
Class C
Six Months Ended 11/30/2022 (Unaudited)	$9.18	0.03	(0.45)	(0.42)	—	—	—
Year Ended 5/31/2022	$11.57	0.23	(0.57)	(0.34)	(0.37)	(1.68)	(2.05)
Year Ended 5/31/2021	$9.85	(0.09)	1.87	1.78	—	(0.06)	(0.06)
Year Ended 5/31/2020	$10.05	0.00(f)	0.50	0.50	(0.18)	(0.52)	(0.70)
Year Ended 5/31/2019	$10.42	0.11	0.02	0.13	(0.27)	(0.23)	(0.50)
Year Ended 5/31/2018	$10.55	(0.04)	0.69	0.65	—	(0.78)	(0.78)
Institutional Class
Six Months Ended 11/30/2022 (Unaudited)	$9.70	0.08	(0.49)	(0.41)	—	—	—
Year Ended 5/31/2022	$12.11	0.35	(0.59)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.36	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.11	0.51	0.62	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.91	0.22	0.03	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.91	0.06	0.72	0.78	(0.00)(f)	(0.78)	(0.78)
Institutional 2 Class
Six Months Ended 11/30/2022 (Unaudited)	$9.74	0.08	(0.49)	(0.41)	—	—	—
Year Ended 5/31/2022	$12.15	0.32	(0.56)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.39	0.02	1.98	2.00	(0.10)	(0.14)	(0.24)
Year Ended 5/31/2020	$10.57	0.10	0.53	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.93	0.22	0.03	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.93	0.06	0.72	0.78	(0.00)(f)	(0.78)	(0.78)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2022 (Unaudited)	$9.27	(4.33%)	1.03%(c),(d)	1.03%(c),(d),(e)	1.46%(c)	71%	$168,345
Year Ended 5/31/2022	$9.69	(3.62%)	1.00%(d)	1.00%(d)	2.82%	260%	$185,112
Year Ended 5/31/2021	$12.10	19.17%	1.00%(d)	1.00%(d)	(0.06%)	227%	$175,015
Year Ended 5/31/2020	$10.25	5.41%	1.01%(d)	1.01%(d),(e)	0.74%	314%	$141,074
Year Ended 5/31/2019	$10.44	2.33%	1.00%	1.00%(e)	1.87%	203%	$120,147
Year Ended 5/31/2018	$10.81	7.07%	0.99%	0.99%(e)	0.33%	210%	$132,920
Advisor Class
Six Months Ended 11/30/2022 (Unaudited)	$9.30	(4.22%)	0.78%(c),(d)	0.78%(c),(d),(e)	1.71%(c)	71%	$72,493
Year Ended 5/31/2022	$9.71	(3.36%)	0.75%(d)	0.75%(d)	3.39%	260%	$86,570
Year Ended 5/31/2021	$12.12	19.38%	0.75%(d)	0.75%(d)	0.20%	227%	$61,716
Year Ended 5/31/2020	$10.37	5.71%	0.76%(d)	0.76%(d),(e)	0.98%	314%	$41,312
Year Ended 5/31/2019	$10.55	2.58%	0.75%	0.75%(e)	2.14%	203%	$30,420
Year Ended 5/31/2018	$10.92	7.26%	0.74%	0.74%(e)	0.59%	210%	$19,764
Class C
Six Months Ended 11/30/2022 (Unaudited)	$8.76	(4.58%)	1.78%(c),(d)	1.78%(c),(d),(e)	0.71%(c)	71%	$78,464
Year Ended 5/31/2022	$9.18	(4.39%)	1.75%(d)	1.75%(d)	2.11%	260%	$94,069
Year Ended 5/31/2021	$11.57	18.14%	1.75%(d)	1.75%(d)	(0.80%)	227%	$113,245
Year Ended 5/31/2020	$9.85	4.73%	1.76%(d)	1.76%(d),(e)	0.00%	314%	$95,090
Year Ended 5/31/2019	$10.05	1.56%	1.75%	1.75%(e)	1.10%	203%	$94,648
Year Ended 5/31/2018	$10.42	6.19%	1.74%	1.74%(e)	(0.43%)	210%	$109,335
Institutional Class
Six Months Ended 11/30/2022 (Unaudited)	$9.29	(4.23%)	0.78%(c),(d)	0.78%(c),(d),(e)	1.71%(c)	71%	$3,464,860
Year Ended 5/31/2022	$9.70	(3.37%)	0.75%(d)	0.75%(d)	3.08%	260%	$3,693,809
Year Ended 5/31/2021	$12.11	19.40%	0.75%(d)	0.75%(d)	0.19%	227%	$3,831,565
Year Ended 5/31/2020	$10.36	5.62%	0.76%(d)	0.76%(d),(e)	1.00%	314%	$2,845,593
Year Ended 5/31/2019	$10.55	2.67%	0.75%	0.75%(e)	2.11%	203%	$2,618,924
Year Ended 5/31/2018	$10.91	7.26%	0.74%	0.74%(e)	0.59%	210%	$2,782,662
Institutional 2 Class
Six Months Ended 11/30/2022 (Unaudited)	$9.33	(4.21%)	0.78%(c),(d)	0.78%(c),(d)	1.70%(c)	71%	$56,757
Year Ended 5/31/2022	$9.74	(3.36%)	0.76%(d)	0.76%(d)	2.78%	260%	$63,729
Year Ended 5/31/2021	$12.15	19.38%	0.76%(d)	0.76%(d)	0.17%	227%	$64,418
Year Ended 5/31/2020	$10.39	5.69%	0.77%(d)	0.77%(d)	0.95%	314%	$38,829
Year Ended 5/31/2019	$10.57	2.65%	0.76%	0.76%	2.10%	203%	$22,397
Year Ended 5/31/2018	$10.93	7.24%	0.75%	0.75%	0.57%	210%	$16,033
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2022 (Unaudited)	$9.74	0.08	(0.49)	(0.41)	—	—	—
Year Ended 5/31/2022	$12.16	0.36	(0.61)	(0.25)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.41	0.03	1.99	2.02	(0.11)	(0.16)	(0.27)
Year Ended 5/31/2020	$10.59	0.11	0.52	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.95	0.32	(0.07)(g)	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.95	0.07	0.72	0.79	(0.01)	(0.78)	(0.79)
Class R
Six Months Ended 11/30/2022 (Unaudited)	$9.56	0.06	(0.48)	(0.42)	—	—	—
Year Ended 5/31/2022	$11.97	0.30	(0.60)	(0.30)	(0.40)	(1.71)	(2.11)
Year Ended 5/31/2021	$10.13	(0.03)	1.93	1.90	—	(0.06)	(0.06)
Year Ended 5/31/2020	$10.32	0.05	0.52	0.57	(0.24)	(0.52)	(0.76)
Year Ended 5/31/2019	$10.69	0.16	0.02	0.18	(0.32)	(0.23)	(0.55)
Year Ended 5/31/2018	$10.75	(0.01)	0.73	0.72	—	(0.78)	(0.78)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2022	5/31/2022	5/31/2021	5/31/2020
Class A	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Advisor Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class R	less than 0.01%	0.01%	less than 0.01%	less than 0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2022 (Unaudited)	$9.33	(4.21%)	0.75%(c),(d)	0.75%(c),(d)	1.75%(c)	71%	$19,075
Year Ended 5/31/2022	$9.74	(3.40%)	0.72%(d)	0.72%(d)	3.13%	260%	$19,579
Year Ended 5/31/2021	$12.16	19.53%	0.71%(d)	0.71%(d)	0.23%	227%	$21,369
Year Ended 5/31/2020	$10.41	5.73%	0.72%(d)	0.72%(d)	1.04%	314%	$14,168
Year Ended 5/31/2019	$10.59	2.67%	0.71%	0.71%	3.02%	203%	$13,063
Year Ended 5/31/2018	$10.95	7.29%	0.69%	0.69%	0.65%	210%	$3
Class R
Six Months Ended 11/30/2022 (Unaudited)	$9.14	(4.39%)	1.28%(c),(d)	1.28%(c),(d),(e)	1.21%(c)	71%	$841
Year Ended 5/31/2022	$9.56	(3.91%)	1.25%(d)	1.25%(d)	2.69%	260%	$911
Year Ended 5/31/2021	$11.97	18.82%	1.25%(d)	1.25%(d)	(0.31%)	227%	$528
Year Ended 5/31/2020	$10.13	5.22%	1.26%(d)	1.26%(d),(e)	0.51%	314%	$363
Year Ended 5/31/2019	$10.32	2.07%	1.25%	1.25%(e)	1.54%	203%	$424
Year Ended 5/31/2018	$10.69	6.75%	1.25%	1.25%(e)	(0.08%)	210%	$325
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	23

Notes to Financial Statements
November 30, 2022 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
24	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
26	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM, or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
28	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	14,035,467*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	9,304,739*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	220,659
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,790,732*
Total		30,351,597

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,644,355*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,541,657
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,664,523*
Total		9,850,535

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(9,754,077)	(9,754,077)
Equity risk	—	(36,359,165)	—	(36,359,165)
Foreign exchange risk	80,859,962	—	—	80,859,962
Interest rate risk	—	(77,902,239)	—	(77,902,239)
Total	80,859,962	(114,261,404)	(9,754,077)	(43,155,519)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	18,472,284	18,472,284
Equity risk	—	17,036,705	—	17,036,705
Foreign exchange risk	(5,966,053)	—	—	(5,966,053)
Interest rate risk	—	33,468,633	—	33,468,633
Total	(5,966,053)	50,505,338	18,472,284	63,011,569
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,277,514,212
Futures contracts — short	35,551,731
Credit default swap contracts — sell protection	322,848,620

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,181,721	(4,748,301)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
30	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2022:
	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	—	—	—	1,840,253	—	—	1,840,253
Forward foreign currency exchange contracts	60,321	—	38,257	—	—	122,081	220,659
Total assets	60,321	—	38,257	1,840,253	—	122,081	2,060,912
Liabilities
Forward foreign currency exchange contracts	911,197	16,687	1,739,485	—	45,174	1,829,114	4,541,657
Total financial and derivative net assets	(850,876)	(16,687)	(1,701,228)	1,840,253	(45,174)	(1,707,033)	(2,480,745)
Total collateral received (pledged) (b)	—	—	—	—	—	—	—
Net amount (c)	(850,876)	(16,687)	(1,701,228)	1,840,253	(45,174)	(1,707,033)	(2,480,745)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
32	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2022 was 0.70% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.05
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2022, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
34	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	62,025
Class C	—	1.00(b)	6,119

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2022 through September 30, 2023	Prior to October 1, 2022
Class A	1.25%	1.25%
Advisor Class	1.00	1.00
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	1.01	1.01
Institutional 3 Class	0.97	0.96
Class R	1.50	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,469,080,000	49,007,000	(446,932,000)	(397,925,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2022 as arising on June 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	195,817,778
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,810,104,991 and $1,983,120,790, respectively, for the six months ended November 30, 2022, of which $1,671,760,758 and $1,855,512,111, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
36	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	25,150,000	3.41	4
The Fund had no outstanding interfund loans at November 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, whether in the public or private sector, significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested.
38	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At November 30, 2022, affiliated shareholders of record owned 84.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
40	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
November 30, 2022 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	41

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Adaptive Risk Allocation Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
42	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	43

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
44	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2022	45

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Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR214_05_N01_(01/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 20, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 20, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 20, 2023